United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY  10105
 (Address of principal executive offices) (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY  10105

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, NY 10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31/2017

Date of reporting period: 04/30/2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

American Independence Funds Trust

Schedule of Investments
AI Large Cap Growth Fund	1
American Independence Hillcrest Small Cap Value Fund	4
American Independence JAForlines Global Tactical Allocation Fund	7
AI International Fund	9
American Independence Kansas Tax-Exempt Bond Fund	17
American Independence Carret Core Plus Fund	24
American Independence U.S. Inflation-Protected Fund	28

Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	52

Additional Fund Information
Portfolio Summaries	64
Table of Shareholder Expenses	66

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Holdings. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Independence Funds Trust	Schedule of Investments
AI Large Cap Growth Fund (formerly American Independence Navellier Large Cap Growth Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.5%
Consumer Discretionary — 17.1%
Amazon.com, Inc. (a)	95	87,874
Coach, Inc.	700	27,573
Comcast Corp., Class A	1,018	39,895
Hasbro, Inc.	309	30,625
Mattel, Inc.	2,300	51,566
NIKE, Inc., Class B	475	26,320
Priceline Group, Inc. (The) (a)	42	77,566
Starbucks Corporation	897	53,874
TJX Cos., Inc.	162	12,740
VF Corporation	276	15,078
		423,111
Consumer Staples — 13.4%
Campbell Soup Co.	382	21,980
Coca-Cola Co. (The)	1,300	56,095
CVS Health Corp.	316	26,051
Estee Lauder Cos., Inc. (The), Class A	600	52,284
Hershey Company (The)	330	35,706
Kroger Co. (The)	935	27,723
McCormick & Co., Inc.	338	33,766
PepsiCo, Inc.	700	79,296
		332,901
Energy — 0.5%
Cimarex Energy Co.	114	13,301

Financials — 5.3%
Charles Schwab Corp. (The)	1,173	45,571
Intercontinental Exchange, Inc.	400	24,080
Progressive Corp. (The)	1,543	61,288
		130,939
Health Care — 10.4%
Abbott Laboratories	900	39,276
AbbVie, Inc.	368	24,266
Agilent Technologies, Inc.	1,100	60,555
Boston Scientific Corp. (a)	1,354	35,718
Bristol-Myers Squibb Company	396	22,196
Celgene Corporation (a)	356	44,162
Eli Lilly & Company	403	33,070
		259,243
Industrials — 10.5%
Boeing Co. (The)	485	89,643
Fastenal Co.	962	42,982
Verisk Analytics, Inc. (a)	745	61,694
Waste Management, Inc.	900	65,502
		259,821
Information Technology — 35.2%
Communications Equipment — 2.0%
Motorola Solutions, Inc.	569	48,917

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	865	62,548

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Large Cap Growth Fund (formerly American Independence Navellier Large Cap Growth Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.5% (continued)
Information Technology — 35.2% (continued)
Internet Software and Services — 5.0%
eBay, Inc. (a)	812	27,129
Facebook, Inc., Class A (a)	650	97,663
		124,792
IT Services — 5.6%
Automatic Data Processing, Inc.	247	25,809
Paychex, Inc.	900	53,352
Visa, Inc., Class A	663	60,479
		139,640
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	677	27,493
Microchip Technology, Inc.	400	30,232
Texas Instruments Incorporated	416	32,939
		90,664
Software — 11.4%
Adobe Systems, Inc. (a)	408	54,566
Electronic Arts, Inc. (a)	742	70,356
Microsoft Corp.	1,694	115,971
Oracle Corp.	950	42,712
		283,605
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	866	124,401

Total Information Technology		874,567

Materials — 3.1%
Ecolab, Inc.	377	48,667
Sealed Air Corporation	642	28,261
		76,928
Total Common Stocks (Cost $2,246,107)		2,370,811

Short-Term Investment — 4.2%
Money Market Fund — 4.2%
Federated Government Obligations Fund, Premier Shares, 0.68% (b)	105,453	105,453
Total Short-Term Investment (Cost $105,453)		105,453

Total Investments (Cost $2,351,560(c)) — 99.7%		$2,476,264

Other assets in excess of liabilities — 0.3%		6,380

NET ASSETS — 100.0%		$2,482,644

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 4/30/17.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI Large Cap Growth Fund (formerly American Independence Navellier Large Cap Growth Fund)	April 30, 2017 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,370,811	$—	$—	$2,370,811
Short-Term Investment	105,453	—	—	105,453
Total Investments	$2,476,264	$—	$—	$2,476,264

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.5%
Consumer Discretionary — 9.9%
Aaron's, Inc.	3,560	127,946
Caleres, Inc.	2,930	84,443
Group 1 Automotive, Inc.	950	65,503
Helen of Troy Limited (a) (b)	1,030	96,820
Tenneco Inc.	1,780	112,193
Winnebago Industries, Inc.	3,270	93,849
		580,754
Consumer Staples — 1.1%
Andersons, Inc. (The)	1,750	65,363

Energy — 4.9%
Callon Petroleum Co. (a)	10,180	120,531
McDermott International Inc (a)	9,120	59,645
SRC Energy Inc (a)	14,320	107,973
		288,149
Financials — 27.6%
Banks — 20.4%
Cathay General Bancorp	2,250	85,613
Customers Bancorp, Inc. (a)	4,660	144,134
First Busey Corporation	3,370	100,931
First Interstate BancSystem, Inc., Class A	2,900	109,475
Great Western Bancorp, Inc.	3,060	126,072
HomeStreet, Inc. (a)	3,620	94,120
MainSource Financial Group, Inc.	2,330	79,686
Seacoast Banking Corporation of Florida (a)	4,260	103,092
Simmons First National Corp., Class A	2,300	125,695
Sterling Bancorp/DE	6,210	144,382
Valley National Bancorp	7,410	87,142
		1,200,342
Diversified — 1.9%
Hilltop Holdings, Inc.	4,010	111,518

Insurance — 5.3%
American Equity Investment Life Holding Co.	3,600	85,392
Argo Group International Holdings, Ltd (b)	1,860	122,667
National General Holdings Corp.	4,470	101,648
		309,707
Total Financials		1,621,567

Health Care — 5.2%
Aceto Corp.	5,760	91,296
AMN Healthcare Services, Inc. (a)	2,710	110,703
INC Research Holdings Inc., Class A (a)	2,320	104,400
		306,399
Industrials — 14.0%
Apogee Enterprises, Inc	2,230	121,535
Briggs & Stratton Corporation	5,370	134,196
Global Brass and Copper Holdings, Inc.	3,560	126,914
Knoll, Inc.	4,300	103,028
Ply Gem Holdings, Inc. (a)	5,200	100,100
Tutor Perini Corporation (a)	4,150	128,028
Universal Forest Products, Inc.	1,110	105,772
		819,573

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Information Technology — 11.4%
Advanced Energy Industries, Inc. (a)	1,570	115,866
Cirrus Logic, Inc. (a)	1,880	120,978
Fabrinet (a)	2,160	74,887
Sanmina Corp (a)	3,650	135,962
Travelport Worldwide Limited (b)	8,310	109,443
Web.com Group Inc (a)	5,870	113,291
		670,427
Materials — 4.8%
Cabot Corp.	1,660	99,915
P.H. Glatfelter Co.	2,610	56,141
Stepan Co.	1,490	126,352
		282,408
Real Estate — 12.2%
REIT— 12.2%
DuPont Fabros Technology, Inc.	2,890	148,980
GEO Group, Inc. (The)	3,540	117,953
Lexington Realty Trust	9,890	100,581
Ramco-Gershenson Properties Trust	5,610	74,781
RLJ Lodging Trust	3,810	81,877
Ryman Hospitality Properties, Inc.	1,670	106,513
Select Income REIT	3,320	83,199
		713,884
Utilities — 6.4%
Avista Corp.	2,620	105,691
Black Hills Corp.	2,310	157,126
NRG Yield Inc	6,180	109,386
		372,203
Total Common Stocks (Cost $5,118,023)		5,720,727

Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Federated Government Obligations Fund, Premier Shares, 0.68% (c)	158,590	158,590
Total Short-Term Investment (Cost $158,590)		158,590

Total Investments (Cost $5,276,613(d)) — 100.2%		$5,879,317

Liabilities in excess of other assets — (0.2)%		(9,796)

NET ASSETS — 100.0%		$5,869,521

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/17.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trust

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	April 30, 2017 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,720,727	$—	$—	$5,720,727
Short-Term Investment	158,590	—	—	158,590
Total Investments	$5,879,317	$—	$—	$5,879,317

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence JAForlines Global Tactical Allocation Fund	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.1%
International Equity Exchange Traded Products — 29.1%
iShares Core MSCI Emerging Markets ETF	132,852	6,469,893
iShares Currency Hedged MSCI Japan ETF	189,723	5,361,572
iShares MSCI Australia ETF	205,185	4,608,455
iShares MSCI Europe Financials ETF	328,590	6,992,395
iShares MSCI Eurozone ETF	150,922	5,922,179
iShares MSCI Thailand Capped ETF	27,769	2,152,653
		31,507,147
International Fixed Income Exchange Traded Product — 11.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	110,399	12,717,965

U.S. Alternative Exchange Traded Product — 4.9%
iShares Gold Trust (a)	434,426	5,304,341

U.S. Equity Exchange Traded Products — 20.1%
Financial Select Sector SPDR Fund	264,430	6,222,038
iShares Exponential Technologies ETF	217,113	6,619,776
iShares Nasdaq Biotechnology ETF	18,624	5,543,247
iShares U.S. Aerospace & Defense ETF	21,816	3,354,428
		21,739,489
U.S. Fixed Income Exchange Traded Products — 32.3%
iShares 20+ Year Treasury Bond ETF	87,023	10,647,264
iShares iBoxx High Yield Corporate Bond ETF	59,501	5,243,228
iShares U.S. Preferred Stock ETF	274,622	10,713,005
VanEck Vectors Fallen Angel High Yield Bond ETF	280,093	8,315,961
		34,919,458
Total Exchange Traded Products (Cost $100,209,254)		106,188,400

Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Federated Government Obligations Fund, Premier Shares, 0.68% (b)	1,067,916	1,067,916
Total Short-Term Investment (Cost $1,067,916)		1,067,916

Total Investments (Cost $101,277,170(c)) — 99.1%		$107,256,316

Other assets in excess of liabilities — 0.9%		971,814

NET ASSETS — 100.0%		$108,228,130

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 4/30/17.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence JAForlines Global Tactical Allocation Fund	April 30, 2017 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$106,188,400	$—	$—	$106,188,400
Short-Term Investment	1,067,916	—	—	1,067,916
Total Investments	$107,256,316	$—	$—	$107,256,316

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9%
Australia — 4.7%
Adelaide Brighton Ltd.	7,970	35,284
Amcor Ltd.	7,850	92,225
AMP Ltd.	7,790	31,225
Aristocrat Leisure Ltd.	4,830	70,940
ASX Ltd.	2,170	82,308
Aurizon Holdings Ltd.	5,330	20,528
AusNet Services	10,360	13,558
Brambles, Ltd.	2,020	15,620
Brickworks Ltd.	1,680	18,506
Caltex Australia Ltd.	950	21,221
Challenger Ltd.	2,480	24,518
CIMIC Group Ltd.	1,150	31,846
Coca-Cola Amatil, Ltd.	1,660	11,632
Cochlear Ltd.	130	13,599
Commonwealth Bank of Australia	210	13,726
Computershare Ltd.	3,280	36,156
Credit Corp. Group Ltd.	2,820	38,382
Dexus Property Group	3,500	26,698
Domino's Pizza Enterprises Ltd.	1,530	69,932
Evolution Mining Ltd.	8,810	15,087
Fortescue Metals Group Ltd.	12,550	49,836
Goodman Group	2,530	15,344
Iluka Resources Ltd.	8,460	53,144
Independence Group NL	4,000	9,752
Insurance Australia Group Ltd.	2,930	13,607
JB Hi-Fi Ltd.	2,290	42,282
Macquarie Group Ltd.	550	38,252
Metcash Ltd. (a)	7,250	11,657
Mineral Resources Ltd.	5,520	44,129
Mirvac Group	13,510	22,934
Oil Search Ltd.	4,700	25,377
Orica, Ltd.	1,170	16,213
OZ Minerals Ltd.	10,240	54,217
Qantas Airways Ltd.	6,310	20,008
Ramsay Health Care Ltd.	1,660	89,008
Rio Tinto, Ltd.	950	42,939
Sandfire Resources NL	2,640	11,431
Sims Metal Management Ltd.	3,270	30,078
Sonic Healthcare Ltd.	860	14,207
Stockland	15,690	56,907
Suncorp Group Ltd.	1,330	13,726
Telstra Corp. Ltd.	24,470	77,224
TPG Telecom Ltd.	2,310	10,192
Vicinity Centres	6,100	13,138
Wesfarmers Ltd.	2,820	90,682
Western Areas Ltd. (a)	5,970	9,911
Westpac Banking Corp.	510	13,372
Woodside Petroleum Ltd.	600	14,439
Woolworths Ltd.	4,800	96,488
		1,683,485
Canada — 6.3%
Aecon Group, Inc.	1,350	15,985
AGF Management Ltd., Class B	3,370	16,809
AGT Food & Ingredients, Inc.	580	13,375

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
Canada — 6.3% (continued)
Air Canada (a)	3,500	33,252
Alacer Gold Corp. (a)	15,620	24,676
Alimentation Couche-Tard, Inc., Class B	420	19,284
Arizona Mining, Inc. (a)	7,580	10,478
ATS Automation Tooling Systems, Inc. (a)	1,630	15,521
Bank of Montreal	1,450	102,506
BCE, Inc.	2,470	112,273
BlackBerry Ltd. (a)	7,060	65,834
Bombardier, Inc., Class B (a)	11,280	17,407
Calfrac Well Services Ltd. (a)	4,420	11,217
Canadian Imperial Bank of Commerce	420	33,866
Canadian Natural Resources Ltd.	3,510	111,618
Canadian Pacific Railway Ltd.	300	45,892
Canadian Tire Corp. Ltd., Class A	410	49,957
Canfor Corp. (a)	1,390	20,840
CCL Industries, Inc., Class B	130	30,045
CGI Group, Inc. (a)	510	24,573
Chartwell Retirement Residences	1,420	16,139
CI Financial Corp.	1,760	34,368
Corus Entertainment, Inc.	1,550	15,190
Crius Energy Trust	3,930	29,749
Dollarama, Inc.	380	33,211
Empire Co., Ltd.	1,260	19,380
Encana Corp.	5,990	64,005
Entertainment One Ltd.	9,950	31,832
Fairfax Financial Holdings Ltd.	120	54,765
Fortis, Inc./Canada	920	29,888
Franco-Nevada Corp.	560	38,024
Genworth MI Canada, Inc.	2,320	57,521
goeasy Ltd.	810	18,821
Gold Standard Ventures Corp. (a)	7,800	13,178
Golden Star Resources Ltd. (a)	24,720	17,718
Great Panther Silver Ltd. (a)	8,780	10,981
Husky Energy, Inc. (a)	1,280	14,754
IGM Financial, Inc.	520	15,597
Industrial Alliance Insurance & Financial Services, Inc.	800	33,696
Magna International, Inc.	490	20,434
MTY Food Group, Inc.	1,190	40,801
National Bank of Canada	2,880	111,741
Norbord, Inc.	610	18,854
Paramount Resources Ltd., Class A (a)	3,650	46,503
Penn West Petroleum Ltd. (a)	8,430	12,639
Rogers Communications, Inc., Class B	1,760	80,566
Royal Bank of Canada	270	18,457
Sabina Gold & Silver Corp. (a)	29,210	36,745
Saputo, Inc.	440	14,442
ShawCor Ltd.	850	21,292
Sierra Wireless, Inc. (a)	1,280	32,335
Silvercorp Metals, Inc.	23,370	73,496
Suncor Energy, Inc.	3,690	115,452
Thomson Reuters Corp.	640	29,035
TMX Group Ltd.	290	16,357
Torex Gold Resources, Inc. (a)	1,040	17,586
TransAlta Corp.	2,580	13,190

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
Canada — 6.3% (continued)
TransCanada Corp.	2,390	110,786
Turquoise Hill Resources Ltd. (a)	7,050	19,181
Waste Connections, Inc.	440	40,412
West Fraser Timber Co., Ltd.	650	29,160
		2,243,689
China — 7.1%
AAC Technologies Holdings, Inc.	3,000	44,050
Agile Group Holdings Ltd.	36,000	32,216
Aluminum Corp. of China Ltd., Class H (a)	168,000	82,730
Bank of China Ltd., Class H	91,000	44,110
Bank of Communications Co., Ltd., Class H	45,000	34,657
Belle International Holdings Ltd.	46,000	31,169
BOC Hong Kong Holdings Ltd.	52,000	213,948
Brilliance China Automotive Holdings Ltd.	20,000	33,532
BYD Co., Ltd., Class H	5,500	32,423
China Agri-Industries Holdings Ltd. (a)	212,000	104,942
China Communications Construction Co., Ltd., Class H	37,000	50,903
China Communications Services Corp. Ltd., Class H	150,000	85,438
China Construction Bank Corp., Class H	70,000	56,881
China Foods Ltd.	106,000	40,887
China Life Insurance Co., Ltd., Class H	24,000	72,979
China Merchants Bank Co., Ltd., Class H	11,500	29,868
China Molybdenum Co., Ltd., Class H	87,000	26,511
China Oilfield Services Ltd., Class H	30,000	27,695
China Overseas Land & Investment Ltd.	12,000	34,869
China Petroleum & Chemical Corp., Class H	238,000	192,784
China Resources Gas Group Ltd.	12,000	40,501
China Resources Land Ltd.	56,000	155,523
China Yurun Food Group Ltd. (a)	661,000	99,436
Country Garden Holdings Co., Ltd.	46,000	43,767
Dongfeng Motor Group Co., Ltd., Class H	52,000	54,690
Golden Eagle Retail Group Ltd.	42,000	63,937
Hisense Kelon Electrical Holdings Co., Ltd., Class H	98,000	137,091
Industrial & Commercial Bank of China Ltd., Class H	388,000	253,425
Jiangxi Copper Co., Ltd., Class H	17,000	26,535
KWG Property Holding Ltd.	99,000	74,846
Li Ning Co., Ltd. (a)	45,500	29,953
Lonking Holdings Ltd.	374,000	104,348
Ping An Insurance Group Co. of China Ltd., Class H	7,500	42,237
Tingyi Cayman Islands Holding Corp.	28,000	35,965
Zijin Mining Group Co., Ltd., Class H	308,000	108,902
		2,543,748
France — 14.1%
Casino Guichard Perrachon SA	4,650	280,023
Christian Dior SE	1,670	458,191
Cie de Saint-Gobain	11,080	597,859
Dassault Systemes SA	3,870	345,278
Electricite de France SA	28,040	234,079
Engie SA	44,780	631,494
Essilor International SA	4,380	567,354
Guerbet	2,900	247,904
Pernod-Ricard SA	2,820	352,692
Sanofi	4,730	446,113
Schneider Electric SE	3,840	303,169

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
France — 14.1% (continued)
Total SA	10,900	559,896
		5,024,052
Germany — 14.2%
Allianz SE	1,390	264,589
BASF SE	3,660	356,554
Carl Zeiss Meditec AG	10,210	463,859
Fresenius Medical Care AG & Co. KGaA	4,490	398,247
Infineon Technologies AG	21,380	442,361
LANXESS AG	5,210	376,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,310	442,605
Porsche Automobil Holding SE	5,470	319,932
SAP AG	6,310	632,649
thyssenkrupp AG	14,340	341,284
Volkswagen AG	3,610	572,183
Wirecard AG	8,070	476,396
		5,086,814
Hong Kong — 5.7%
China Unicom Hong Kong Ltd.	28,000	36,145
CK Hutchison Holdings, Ltd.	3,500	43,718
CLP Holdings, Ltd.	24,500	258,463
Digital China Holdings Ltd. (a)	228,000	187,616
Hang Lung Group Ltd.	8,000	33,378
Hang Seng Bank Ltd.	1,900	38,525
Henderson Land Development Co., Ltd.	6,000	38,032
Hong Kong Exchanges and Clearing Ltd.	1,400	34,489
Hongkong & Shanghai Hotels Ltd.	28,000	32,869
Lenovo Group Ltd.	236,000	151,111
MTR Corp. Ltd.	6,500	37,441
Shangri-La Asia Ltd.	50,000	71,616
Shougang Fushan Resources Group Ltd.	944,000	173,565
Sino Land Co., Ltd.	26,000	44,060
Skyfame Realty Holdings Ltd. (a)	360,000	44,898
Skyworth Digital Holdings Ltd.	282,000	163,886
Sun Hung Kai Properties, Ltd.	17,000	255,079
Swire Properties Ltd.	10,600	35,571
Wharf Holdings Ltd.	28,000	239,225
Wheelock & Co., Ltd.	5,000	38,990
Xinyi Glass Holdings Ltd.	34,000	30,164
Yuexiu Property Co., Ltd.	196,000	33,265
		2,022,106
Ireland — 0.2%
James Hardie Industries PLC	5,130	86,971

Italy — 5.0%
Mediobanca SpA	42,950	412,756
Prada SpA	44,600	209,306
Snam SpA	90,950	401,911
Telecom Italia SpA (a)	405,890	360,231
Terna Rete Elettrica Nazionale SpA	79,830	402,497
		1,786,701
Japan — 16.8%
AEON Financial Service Co., Ltd.	2,500	48,017
Asahi Group Holdings, Ltd.	2,600	98,080
Asahi Intecc Co., Ltd.	2,100	93,254

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
Japan — 16.8% (continued)
Broccoli Co., Ltd.	15,000	99,982
Chugai Pharmaceutical Co., Ltd.	800	28,349
Daiwa Securities Group, Inc.	4,000	24,304
Denso Corp.	4,300	185,123
Duskin Co., Ltd.	2,600	58,312
Enigmo, Inc. (a)	7,300	128,030
Hachijuni Bank Ltd.	22,100	130,455
Hitachi Construction Machinery Co., Ltd.	4,200	108,174
Hitachi Transport System Ltd.	1,300	27,628
Hoya Corp.	1,100	52,538
Ibiden Co., Ltd.	6,600	116,049
Idemitsu Kosan Co., Ltd.	3,400	108,738
Iyo Bank Ltd.	30,700	217,850
Japan Exchange Group, Inc.	1,800	25,207
Kansai Electric Power Co., Inc.	4,200	56,781
Keyence Corp.	600	241,141
Kikkoman Corp.	4,000	122,903
Kirin Holdings Co., Ltd.	7,200	139,905
Koito Manufacturing Co., Ltd.	2,200	113,484
Komatsu, Ltd.	2,800	74,653
Mabuchi Motor Co., Ltd.	600	33,857
Mazda Motor Corp.	5,200	76,225
McDonald's Holdings Co., Ltd.	5,200	160,240
MEIJI Holdings Co., Ltd.	3,300	280,057
Mitsubishi Electric Corp.	3,200	44,611
Mitsubishi Heavy Industries Ltd.	10,000	40,011
MS&AD Insurance Group Holdings, Inc.	800	26,066
Nachi-Fujikoshi Corp.	19,000	101,247
Nichi-iko Pharmaceutical Co., Ltd.	8,000	124,087
Nihon M&A Center, Inc.	1,700	58,105
Nippon Paint Holdings Co., Ltd.	3,200	122,724
Nippon Shinyaku Co., Ltd.	1,100	58,419
Nippon Steel & Sumitomo Metal Corp.	11,900	268,009
Nippon Telegraph & Telephone Corp.	1,500	64,174
Nissan Chemical Industries Ltd.	6,300	195,268
Okasan Securities Group, Inc.	10,000	58,222
Oriental Land Co., Ltd.	2,700	155,019
Otsuka Holdings Co., Ltd.	4,600	211,574
Panasonic Corp.	2,500	29,840
Resona Holdings, Inc.	32,100	178,484
Rohm Co., Ltd.	1,900	133,292
Sawai Pharmaceutical Co., Ltd.	1,400	76,487
Secom Co., Ltd.	2,900	210,365
Shimamura Co., Ltd.	1,300	177,967
Shimano, Inc.	300	45,833
Shimizu Corp.	5,000	47,950
Shin-Etsu Chemical Co., Ltd.	300	26,063
Shinko Electric Industries Co., Ltd.	3,600	25,707
SMC Corp.	800	225,280
Sony Corp.	800	26,978
Stanley Electric Co., Ltd.	1,000	29,246
Subaru Corp.	5,000	188,930
Sumitomo Metal Mining Co., Ltd.	2,000	27,119
Toho Gas Co., Ltd.	15,000	107,249

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
Japan — 16.8% (continued)
Tokyu Corp.	10,000	71,589
		6,005,251
Jersey — 0.1%
Centamin PLC	18,610	42,589

Luxembourg — 1.1%
Eurofins Scientific SE	770	379,088

Taiwan — 0.1%
FIH Mobile Ltd.	83,000	28,493

United Kingdom — 13.5%
888 Holdings PLC	8,227	29,747
accesso Technology Group PLC (a)	2,830	67,547
Ashmore Group PLC	7,600	34,195
Ashtead Group PLC	2,350	49,584
Balfour Beatty PLC	61,520	232,232
Berendsen PLC	7,780	84,443
BGEO Group PLC	3,050	142,044
CRH PLC	4,470	163,013
CVS Group PLC	4,390	74,681
De La Rue PLC	19,710	174,279
Devro PLC	1,234	3,173
Diploma PLC	2,280	32,710
Drax Group PLC	9,890	41,326
Elementis PLC	14,370	56,550
Fidessa Group PLC	1,730	52,974
G4S PLC	42,910	169,364
Galliford Try PLC	11,080	206,406
Greggs PLC	3,630	50,482
Hilton Food Group PLC	2,002	19,929
HomeServe PLC	11,750	101,691
HSBC Holdings PLC	5,600	46,261
Hunting PLC	26,260	191,090
Imagination Technologies Group PLC (a)	11,220	14,624
IQE PLC (a)	62,350	50,412
J Sainsbury PLC	20,140	71,754
JD Sports Fashion PLC	50,460	290,488
John Menzies PLC	4,820	43,118
Keller Group PLC	4,850	58,100
Kier Group PLC	1,660	28,733
Ladbrokes Coral Group PLC	52,720	89,276
Laird PLC	14,325	27,798
Lamprell PLC (a)	61,327	84,097
Lancashire Holdings, Ltd.	4,300	37,966
Marshalls PLC	22,800	113,410
McBride PLC	12,890	32,183
Morgan Advanced Materials PLC	7,960	34,394
Next PLC	990	55,135
Northgate PLC	29,050	202,937
Pennon Group PLC	15,660	173,617
PZ Cussons PLC	44,260	191,583
Redrow PLC	26,680	198,978
Renishaw PLC	890	39,319

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.9% (continued)
United Kingdom — 13.5% (continued)
Ricardo PLC	1,559	17,698
RPC Group PLC	7,770	81,520
Scapa Group PLC	11,970	61,205
SDL PLC	4,760	37,009
Serco Group PLC (a)	116,750	174,596
Stobart Group Ltd.	7,992	23,159
SuperGroup PLC	3,330	68,711
TalkTalk Telecom Group PLC	17,080	42,689
Taylor Wimpey PLC	13,570	35,110
Tesco PLC (a)	28,210	66,876
TP ICAP PLC	5,100	30,224
Victoria PLC (a)	12,500	79,398
Weir Group PLC	6,550	168,707
WS Atkins PLC	2,270	63,049
		4,811,594
United States — 0.0% (b)
ResMed, Inc.	2,020	13,837
Total Common Stocks (Cost $30,009,791)		31,758,418

Exchange Traded Products — 9.5%
United States — 9.5%
iShares Latin America 40 ETF	34,674	1,088,070
iShares MSCI South Korea Capped ETF	19,842	1,232,188
iShares MSCI Taiwan Capped ETF	31,182	1,052,705
Total Exchange Traded Products (Cost $3,078,691)		3,372,963

Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Federated Treasury Obligations Fund, Institutional Shares, 0.60% (c)	371,580	371,580
Total Short-Term Investment (Cost $371,580)		371,580

Total Investments (Cost $33,460,062(d)) — 99.4%		$35,502,961

Other assets in excess of liabilities — 0.6%		226,409

NET ASSETS — 100.0%		$35,729,370

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.
(c)	Rate listed is the 7-day effective yield at 4/30/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
PLC — Public Limited Company

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund (formerly American Independence Multi-Manager International Fund)	April 30, 2017 (Unaudited)

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,758,418	$—	$—	$31,758,418
Exchange Traded Products	3,372,963	—	—	3,372,963
Short-Term Investment	371,580	—	—	371,580
Total Investments	$35,502,961	$—	$—	$35,502,961

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%*
Municipal Bonds — 96.3%
Education — 25.0%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	418,240
Butler County Unified School District No. 490 El Dorado, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	635,683
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	522,160
City of Ottawa, Education, RB, 5.00%, 4/15/25, Pre-Refunded 4/15/19	1,510,000	1,625,122
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	277,835
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,530,565
Douglas County Unified School District No. 491 Eudora, GO UT, AGM, 5.00%, 9/01/29, Pre-Refunded 9/01/18	450,000	473,859
Douglas County Unified School District No. 497 Lawrence, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	528,605
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,041,240
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,983,809
5.00%, 9/01/32, Callable 9/01/25	150,000	172,553
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,141,620
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,731,405
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,058,240
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	187,533
4.00%, 10/01/18	200,000	208,384
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,078,270
4.00%, 9/01/33, Callable 9/01/24	175,000	185,012
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,172,000
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	243,819
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	268,288
5.00%, 2/01/22, Callable 2/01/20	555,000	608,757
4.00%, 11/01/27, Callable 11/01/19	765,000	807,985
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,234,155
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,237,984
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,681,600
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,046,530
Kansas Development Finance Authority, Higher Education, RB,
3.00%, 3/01/24	1,105,000	1,165,046
4.00%, 4/01/24, Callable 4/01/20	230,000	243,680
5.00%, 4/01/29, Callable 4/01/20	650,000	703,521
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	479,714
5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	65,416
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	577,179
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,364,337
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	428,871
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	233,436
Miami County Unified School District No. 416 Louisburg, GO UT, 2.00%, 9/01/17	250,000	250,823

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%* (continued)
Municipal Bonds — 96.3% (continued)
Education — 25.0% (continued)
Reno County Unified School District No. 308 Hutchinson, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/17	200,000	202,394
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	179,893
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	365,237
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,079,510
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,411,857
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	407,402
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	104,462
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	188,584
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	838,152
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	531,010
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	31,668
5.00%, 10/01/21, Pre-Refunded 10/01/18	915,000	965,883
5.00%, 10/01/21, Callable 10/01/18	55,000	58,298
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	400,459
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	20,000	20,442
5.00%, 11/01/23, Pre-Refunded 11/01/17	195,000	198,955
5.00%, 11/01/23, Callable 11/01/17	5,000	5,110
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	525,925
5.00%, 9/01/33, Callable 9/01/24	750,000	850,627
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC,
5.00%, 9/01/24, Pre-Refunded 9/01/18	725,000	757,734
5.00%, 9/01/24, Callable 9/01/18	20,000	21,019
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	445,251
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	262,338
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	577,830
Sedgwick County Unified School District No. 266 Maize, GO UT, NATL-RE, 5.00%, 9/01/19, Pre-Refunded 9/01/17	500,000	506,755
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Pre-Refunded 9/01/20	825,000	897,938
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	268,511
Washburn University/Topeka, Higher Education, RB, 5.00%, 7/01/35, Callable 7/01/25	500,000	556,575
Wyandotte County Unified School District No. 500 Kansas City, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	591,985
		44,865,080
General Obligation — 21.3%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	757,807
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	103,484
4.00%, 9/01/20	110,000	114,912
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	588,067
4.00%, 12/01/34, Callable 12/01/25	250,000	261,643
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	162,360

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%* (continued)
Municipal Bonds — 96.3% (continued)
General Obligation — 21.3% (continued)
4.60%, 9/01/30, Callable 9/01/20	500,000	544,335
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	878,086
City of Dodge City, RB, 4.00%, 6/01/24	230,000	257,635
City of Ellis, GO UT, 2.00%, 10/01/17	245,000	245,811
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	468,423
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,078,060
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 9/01/17	505,000	505,061
City of Leawood, GO UT, 4.20%, 9/01/23, Pre-Refunded 9/01/17	565,000	571,062
City of Lindsborg, GO UT, 4.60%, 10/01/29, Pre-Refunded 10/01/18	600,000	630,012
City of Manhattan, GO UT,
3.00%, 11/01/17	120,000	121,253
4.50%, 11/01/17	400,000	407,128
5.00%, 11/01/25	570,000	695,018
4.10%, 11/01/26, Pre-Refunded 11/01/18	415,000	434,161
City of Newton, GO UT, 4.00%, 9/01/23	250,000	281,635
City of Olathe, GO UT,
5.00%, 10/01/24, Callable 10/01/23	535,000	640,582
4.00%, 10/01/25, Callable 10/01/24	1,000,000	1,126,100
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	547,564
5.38%, 12/01/25, Callable 12/01/19	5,000	5,531
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 5/30/17	990,000	967,349
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 6/13/17	390,000	390,448
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	471,231
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	477,571
City of Wichita, GO UT,
4.00%, 6/01/23, Pre-Refunded 6/01/17 @101	405,000	410,034
4.00%, 6/01/24, Pre-Refunded 6/01/17 @101	180,000	182,237
4.00%, 6/01/25, Pre-Refunded 6/01/17 @101	820,000	830,193
5.00%, 12/01/25	500,000	609,760
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	508,274
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	831,971
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	269,235
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	312,361
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	767,872
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	338,541
County of Franklin, COP, 4.75%, 9/01/21, Callable 5/30/17	695,000	696,626
County of Johnson, GO UT,
4.75%, 9/01/27, Pre-Refunded 9/01/18	500,000	524,255
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,258,301
3.00%, 9/01/30, Callable 9/01/22	400,000	403,924
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	554,645
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,494,258
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,722,610
Johnson County Public Building Commission, RB, 2.00%, 9/01/17	170,000	170,643
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	929,288
4.75%, 9/01/34, Callable 9/01/19	360,000	385,888
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	211,806
5.00%, 4/01/26, Callable 4/01/23	1,385,000	1,606,323
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,147,220

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%* (continued)
Municipal Bonds — 96.3% (continued)
General Obligation — 21.3% (continued)
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,259,060
Kansas Development Finance Authority, RB, AMBAC, 5.25%, 10/01/17, Callable 5/30/17	135,000	135,432
Pratt County Public Building Commission, RB,
3.25%, 12/01/32, Pre-Refunded 12/01/17	495,000	501,598
3.25%, 12/01/32, Callable 12/01/17	655,000	655,550
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	981,727
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,115,610
4.00%, 8/01/30, Callable 8/01/20	500,000	528,340
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	662,306
4.88%, 10/01/28, Callable 5/30/17	440,000	437,888
		38,176,105
Health Care — 18.2%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,423,105
5.15%, 12/01/36, Callable 12/01/22	500,000	533,365
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	743,056
City of Olathe, Medical, RB,
5.13%, 9/01/22, Callable 9/01/17	880,000	892,514
5.13%, 9/01/22, Pre-Refunded 9/01/17	435,000	440,981
5.25%, 9/01/25, Callable 9/01/19	580,000	631,933
5.00%, 9/01/29, Callable 9/01/17	490,000	495,787
5.00%, 9/01/29, Pre-Refunded 9/01/17	320,000	324,269
4.00%, 9/01/30, Callable 9/01/21	450,000	458,042
5.00%, 9/01/30, Callable 9/01/19	750,000	798,435
City of Wichita, Medical, RB,
5.00%, 11/15/17	200,000	204,320
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	882,171
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,368,332
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,542,105
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,430,637
5.00%, 11/15/22, Pre-Refunded 11/15/17	260,000	265,616
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,113,090
5.00%, 11/15/24, Pre-Refunded 11/15/17	1,110,000	1,133,976
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,438,190
5.25%, 1/01/25, Callable 1/01/20	200,000	218,446
5.00%, 5/15/25, Pre-Refunded 5/15/19	1,500,000	1,618,890
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,069,380
5.50%, 11/15/29, Callable 11/15/19	1,295,000	1,414,813
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,086,270
5.25%, 11/15/30, Callable 11/15/19	250,000	265,823
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,683,855
5.00%, 11/15/34, Callable 5/15/22	350,000	391,139
5.00%, 5/15/35, Pre-Refunded 5/15/19	330,000	356,156
Kansas Development Finance Authority, Medical, RB, NATL-RE, 5.00%, 11/15/27, Pre-Refunded 11/15/17	1,875,000	1,916,006
Lyon County Public Building Commission, Medical, RB, 4.00%, 12/01/21, Pre-Refunded 12/01/18	500,000	523,500
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,503,677
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Pre-Refunded 3/01/18	430,000	442,732
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	147,713

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%* (continued)
Municipal Bonds — 96.3% (continued)
Health Care — 18.2% (continued)
University of Kansas Hospital Authority, Medical, RB,
5.00%, 9/01/30, Callable 9/01/25	350,000	399,844
5.00%, 9/01/31, Callable 9/01/25	500,000	568,450
		32,726,618
Housing — 1.9%
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	591,205
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 †	15,000	15,397
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	406,537
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,490,436
		3,503,575
Other Revenue Bonds — 1.6%
Kansas Development Finance Authority, RB, 4.00%, 6/01/17	945,000	946,009
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	106,134
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	324,273
Kansas Development Finance Authority, RB, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17	250,000	255,377
5.25%, 11/01/26, Pre-Refunded 11/01/17	1,200,000	1,225,812
		2,857,605
Tax Obligation — 2.5%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	895,843
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	338,175
4.00%, 9/01/22, Pre-Refunded 9/01/19	415,000	439,423
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	104,713
4.00%, 9/01/24, Callable 9/01/20	500,000	538,560
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	829,832
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	210,412
4.50%, 9/01/27, Callable 9/01/21	955,000	1,061,034
		4,417,992
Transportation — 4.9%
Kansas Development Finance Authority, Transportation, RB,
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,341,361
4.63%, 10/01/26, Callable 10/01/18	300,000	314,289
Kansas State Department of Transportation, RB,
4.30%, 9/01/21, Pre-Refunded 9/01/18	575,000	599,806
5.00%, 9/01/24, Pre-Refunded 9/01/18	1,360,000	1,431,182
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,060,410
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	825,000	870,425
Puerto Rico Highway & Transportation Authority, RB, AGC, 5.25%, 7/01/36	385,000	427,285
Puerto Rico Highway & Transportation Authority, RB, AGM, 5.50%, 7/01/22	630,000	699,980
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	239,432
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	606,310
5.00%, 9/01/34, Callable 9/01/25	1,000,000	1,167,220
		8,757,700
Utilities — 20.9%
Chisholm Creek Utility Authority, Water, RB, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	301,185
City of Lawrence Water & Sewage System, RB,
4.00%, 11/01/17	1,000,000	1,015,360
4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,050,730
City of Lawrence, Water, RB, 4.30%, 11/01/22, Callable 11/01/18	235,000	245,650

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 96.3%* (continued)
Municipal Bonds — 96.3% (continued)
Utilities — 20.9% (continued)
City of Topeka Combined Utility, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,794,064
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,342,102
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,300,972
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	689,455
City of Wichita Water & Sewer Utility, RB,
4.00%, 10/01/20	500,000	544,370
5.00%, 10/01/26	765,000	936,704
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,074,451
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,140,110
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,012,838
City of Wichita, Water, RB, 5.00%, 10/01/39, Pre-Refunded 10/01/19	1,000,000	1,092,290
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,059,840
5.00%, 10/01/29, Pre-Refunded 10/01/19	750,000	819,218
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,058,150
City of Wichita, Water/Sewer, RB, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	513,410
Johnson County Water District No. 1, Water, RB,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,472,242
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,623,170
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	808,217
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,074,380
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	650,676
5.00%, 12/01/23, Callable 12/01/22	200,000	229,354
5.00%, 12/01/28, Callable 12/01/25	700,000	816,116
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	274,776
Marais Des Cygnes Public Utility Authority, Water, RB, AGC,
4.63%, 12/01/38, Pre-Refunded 12/01/17	340,000	347,320
4.63%, 12/01/38, Pre-Refunded 12/01/17	245,000	250,275
4.63%, 12/01/38, Callable 12/01/17	235,000	237,787
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,044,070
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	857,352
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	577,735
Wyandotte County-Kansas City Unified Government Utility System, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	973,072
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,233,825
5.00%, 9/01/33, Callable 9/01/25	100,000	113,298
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	531,765
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,471,262
		37,577,591
Total Municipal Bonds (Cost $166,260,663)		172,882,266

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.78% (a)	4,082,645	4,082,645
Total Short-Term Investment (Cost $4,082,645)		4,082,645

Total Investments (Cost $170,343,308(b)) — 98.6%		$176,964,911

Other assets in excess of liabilities — 1.4%		2,577,257

NET ASSETS — 100.0%		$179,542,168

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 4/30/17.
(a)	Rate listed is the 7-day effective yield at 4/30/17.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
RB — Revenue Bonds
UT — Unlimited Tax

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$172,882,266	$—	$172,882,266
Short-Term Investments	4,082,645	—	—	4,082,645
Total Investments	$4,082,645	$172,882,266	$—	$176,964,911

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence Carret Core Plus Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.3%*
Collateralized Mortgage Obligations — 3.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 3.20%, 6/25/34, Callable 5/25/17 †	23,219	23,609
Fannie Mae REMICS,
Series 1994-77, Class FB, 2.49%, 4/25/24 Demand Date 05/25/17 † (a)	21,506	21,968
Series 2002-44, Class FJ, 1.99%, 4/25/32 Demand Date 05/25/17 † (a)	22,278	22,664
Series 2002-60, Class FV, 1.99%, 4/25/32 Demand Date 05/25/17 † (a)	16,264	16,656
Series 2002-66, Class FG, 1.99%, 9/25/32 Demand Date 05/25/17 † (a)	18,632	18,979
Series 2002-69, Class FA, 1.99%, 10/25/32 Demand Date 05/25/17 † (a)	16,000	16,289
Series 2003-106, Class FA, 1.89%, 11/25/33 Demand Date 05/25/17 † (a)	10,295	10,475
Series 2007-88, Class FW, 1.54%, 9/25/37 Demand Date 05/25/17 † (a)	12,007	12,168
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 5/25/18	34,490	40,700
Freddie Mac REMICS, Series 1382, Class KA, 2.14%, 10/15/22, Callable 5/15/17, Demand Date 05/15/17 † (a)	17,759	18,157
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 1.44%, 3/25/18, Callable 5/25/17, Demand Date 05/25/17 † (a)	3,340	3,319
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.73%, 3/25/33, Callable 5/25/17 †	37,874	37,985
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class B, 4.31%, 8/15/45	850,000	901,995
Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	798,222
Total Collateralized Mortgage Obligations (Cost $1,948,099)		1,943,186

Commercial Mortgage-Backed Security — 1.6%
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class B, 4.14%, 2/15/48 †	775,000	808,754
Total Commercial Mortgage-Backed Security (Cost $793,979)		808,754

Corporate Bonds — 62.3%
Consumer Discretionary — 7.0%
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 3/01/18 @104.313	825,000	879,524
General Motors Co., 4.88%, 10/02/23	800,000	854,098
L Brands, Inc., 5.63%, 2/15/22	275,000	291,844
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19	275,000	284,969
Levi Strauss & Co., 6.88%, 5/01/22, Callable 5/01/17	275,000	284,454
Liberty Interactive LLC, 8.50%, 7/15/29	400,000	447,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18	400,000	422,208
		3,464,097
Consumer Staples — 1.3%
Walgreens Boots Alliance, Inc., 3.10%, 6/01/23, Callable 4/01/23	640,000	644,880

Energy — 3.4%
BP Capital Markets PLC, 3.25%, 5/06/22 (b)	800,000	825,377
Phillips 66, 4.30%, 4/01/22	800,000	863,450
		1,688,827
Financials — 22.3%
American Express Co., 1.64%, 5/22/18 †	700,000	703,685
Bank of America Corp., 5.65%, 5/01/18	550,000	570,852
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25	530,000	535,136
Capital One Financial Corp., 4.75%, 7/15/21	690,000	743,494
CIT Group, Inc., 5.00%, 5/15/17	425,000	425,336
Citigroup, Inc., 3.40%, 5/01/26	550,000	543,739
Goldman Sachs Group, Inc. (The), 2.14%, 11/15/18 †	550,000	556,481
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	550,000	555,013

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.3%* (continued)
Corporate Bonds — 62.3% (continued)
Financials — 22.3% (continued)
Icahn Enterprises Finance Corp., 5.88%, 2/01/22, Callable 8/01/17	400,000	413,500
Janus Capital Group, Inc., 4.88%, 8/01/25, Callable 5/01/25	800,000	859,929
Leucadia National Corp., 5.50%, 10/18/23, Callable 1/18/23	800,000	862,685
Nasdaq, Inc., 5.25%, 1/16/18	800,000	821,036
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	807,297
Regions Financial Corp., 3.20%, 2/08/21, Callable 1/08/21	525,000	537,098
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	550,000	558,502
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	800,000	812,373
Synovus Financial Corp., 7.88%, 2/15/19	725,000	791,881
		11,098,037
Health Care — 1.7%
Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21	800,000	848,078

Industrials — 1.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21, Callable 5/30/17	750,000	784,219

Information Technology — 8.4%
CDK Global, Inc., 3.80%, 10/15/19, Callable 9/15/19	800,000	820,928
Dell, Inc., 7.10%, 4/15/28	400,000	436,000
eBay, Inc., 2.20%, 8/01/19, Callable 7/01/19	800,000	803,605
Intel Corp., 2.70%, 12/15/22	800,000	813,381
QUALCOMM, Inc., 3.00%, 5/20/22	800,000	816,603
Western Digital Corp., 10.50%, 4/01/24, Callable 4/01/19	400,000	472,000
		4,162,517
Materials — 3.2%
Ball Corp., 5.00%, 3/15/22	275,000	294,594
Dow Chemical Co. (The), 8.55%, 5/15/19	640,000	722,311
WestRock RKT Co., 4.45%, 3/01/19	550,000	572,787
		1,589,692
Real Estate — 5.7%
DDR Corp., 7.88%, 9/01/20	785,000	906,940
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	765,000	770,490
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	728,126
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22	400,000	405,876
		2,811,432
Telecommunication Services — 3.7%
CCO Holdings Capital Corp., 5.75%, 9/01/23, Callable 3/01/18	275,000	289,438
CenturyLink, Inc., 6.75%, 12/01/23	275,000	295,625
T-Mobile USA, Inc., 6.84%, 4/28/23, Callable 4/28/18	400,000	430,000
Time Warner Cable, Inc., 6.75%, 7/01/18	800,000	843,778
		1,858,841
Utilities — 4.0%
Dominion Resources, Inc., 1.90%, 6/15/18	550,000	550,337
Enterprise Products Operating LLC, 5.20%, 9/01/20	570,000	622,820
Exelon Generation Co. LLC, 6.20%, 10/01/17	800,000	814,255
		1,987,412
Total Corporate Bonds (Cost $30,703,799)		30,938,032

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.3%* (continued)
Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	93,926	18,616
Series 386, Class 2, 5.00%, 11/25/37	68,146	14,456
Total Mortgage Derivatives - IO STRIPS (Cost $43,923)		33,072

U.S. Government Agency Pass-Through Securities — 26.8%
Federal Home Loan Mortgage Corporation — 14.8%
6.00%, Pool #J01657, 4/01/21	16,253	16,922
4.50%, Pool #E02698, 6/01/25	236,555	252,905
2.84%, Pool #846367, 4/01/29, Demand Date 05/01/17 † (a)	3,753	3,938
6.50%, Pool #C00742, 4/01/29	100,746	114,573
7.50%, Pool #G01548, 7/01/32	36,752	43,708
6.00%, Pool #G04457, 5/01/38	73,085	83,269
5.00%, Pool #A89640, 11/01/39	410,168	451,633
5.50%, Pool #G05903, 3/01/40	254,784	287,022
3.50%, Pool #Q11547, 9/01/42	1,466,713	1,515,357
3.50%, Pool #G08554, 10/01/43	1,800,530	1,860,243
4.00%, Pool #V81429, 11/01/44	599,971	632,376
4.00%, Pool #G08677, 11/01/45	1,967,351	2,073,612
		7,335,558
Federal National Mortgage Association — 11.7%
4.50%, Pool #MA0776, 6/01/31	245,040	264,441
3.28%, Pool #759385, 1/01/34, Demand Date 12/01/17 † (a)	16,020	16,921
2.92%, Pool #776486, 3/01/34, Demand Date 07/01/17 † (a)	39,831	41,377
3.51%, Pool #791523, 7/01/34, Demand Date 06/01/17 † (a)	19,266	20,270
2.78%, Pool #810896, 1/01/35, Demand Date 05/01/17 † (a)	193,126	200,637
5.00%, Pool #735580, 6/01/35	207,758	227,511
5.50%, Pool #AD0110, 4/01/36	151,667	171,774
6.00%, Pool #AD4941, 6/01/40	134,759	152,686
3.00%, Pool #AU1629, 7/01/43	2,091,773	2,101,481
3.50%, Pool #AY6497, 3/01/45	1,174,872	1,209,536
4.00%, Pool #AS6121, 11/01/45	1,338,445	1,411,244
		5,817,878
Government National Mortgage Association — 0.3%
6.50%, Pool #455165, 7/15/28	147,817	165,830
Total U.S. Government Agency Pass-Through Securities (Cost $13,180,429)		13,319,266

U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes — 2.6%
0.63%, 5/31/17	500,000	500,026
1.75%, 5/15/23	800,000	788,751
Total U.S. Treasury Obligations (Cost $1,310,600)		1,288,777
Total Long Term Investments (Cost $47,980,829)		48,331,087

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	April 30, 2017 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Federated Government Obligations Fund, Premier Shares, 0.68% (c)	1,004,185	1,004,185
Total Short-Term Investment (Cost $1,004,185)		1,004,185

Total Investments (Cost $48,985,014(d)) — 99.3%		$49,335,272

Other assets in excess of liabilities — 0.7%		343,795

NET ASSETS — 100.0%		$49,679,067

*	All Callable are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 4/30/17.
(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 4/30/17.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$1,943,186	$—	$1,943,186
Commercial Mortgage-Backed Security	—	808,754	—	808,754
Corporate Bonds	—	30,938,032	—	30,938,032
Mortgage Derivatives - IO STRIPS	—	33,072	—	33,072
U.S. Government Agency Pass-Through Securities	—	13,319,266	—	13,319,266
U.S. Treasury Obligations	—	1,288,777	—	1,288,777
Short-Term Investment	1,004,185	—	—	1,004,185
Total Investments	$1,004,185	$48,331,087	$—	$49,335,272

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	April 30, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.8%
U.S. Treasury Inflation-Indexed Bonds — 30.6%
2.38%, 1/15/25	2,959,161	3,429,147
2.00%, 1/15/26	5,641,576	6,439,312
2.38%, 1/15/27	5,902,714	7,020,724
1.75%, 1/15/28	5,838,979	6,649,388
3.63%, 4/15/28	3,162,558	4,228,982
2.50%, 1/15/29	9,707,917	11,955,018
3.88%, 4/15/29	6,682,377	9,300,438
2.13%, 2/15/40	2,400,404	3,053,275
2.13%, 2/15/41	1,879,736	2,404,459
0.75%, 2/15/42	9,669,301	9,402,854
1.38%, 2/15/44	16,398,090	18,270,161
1.00%, 2/15/46	4,985,752	5,112,469
0.88%, 2/15/47	5,852,490	5,826,335
		93,092,562
U.S. Treasury Inflation-Indexed Notes — 68.2%
1.63%, 1/15/18	1,360,336	1,379,749
0.13%, 4/15/18	11,011,374	11,037,339
2.13%, 1/15/19	5,615,775	5,869,793
0.13%, 4/15/19	30,416,063	30,706,019
0.13%, 4/15/20	33,939,442	34,348,684
1.13%, 1/15/21	3,952,854	4,155,130
0.13%, 4/15/21	14,665,564	14,810,651
0.13%, 1/15/22	1,323,701	1,335,697
0.13%, 4/15/22	1,912,999	1,926,384
0.13%, 7/15/22	2,831,242	2,859,112
0.13%, 1/15/23	10,826,968	10,855,518
0.38%, 7/15/23	22,513,657	22,942,384
0.63%, 1/15/24	18,968,026	19,505,580
0.13%, 7/15/24	7,550,035	7,519,065
0.25%, 1/15/25	6,674,251	6,657,205
0.38%, 7/15/25	3,646,312	3,679,402
0.63%, 1/15/26	10,804,659	11,076,073
0.13%, 7/15/26	17,498,447	17,204,246
		207,868,031
Total U.S. Treasury Inflation-Indexed Securities (Cost $298,904,190)		300,960,593

	Shares
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Federated Treasury Obligations Fund, Institutional Shares, 0.60% (a)	159,040	159,040
Total Short-Term Investment (Cost $159,040)		159,040

Total Investments (Cost $299,063,230(b)) — 98.9%		$301,119,633

Other assets in excess of liabilities — 1.1%		3,476,915

NET ASSETS — 100.0%		$304,596,548

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	April 30, 2017 (Unaudited)

Number of Contracts	Description	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Futures Contracts — 0.0% (c)
Futures Contracts Purchased — 0.1%
347	June 2017, 5-Year Treasury Note, expiration 6/30/17	41,086,986	230,844

Futures Contracts Sold — (0.1)%
(11)	June 2017, 2-Year Treasury Note, expiration 6/30/17	(2,382,703)	(2,053)
(17)	June 2017, 10-Year Treasury Note, expiration 6/21/17	(2,137,220)	(17,910)
(62)	June 2017, Ultra 10-Year Treasury Note, expiration 6/21/17	(8,398,092)	(181,973)
(13)	June 2017, Long Treasury Bond, expiration 6/21/17	(1,988,594)	(16,908)
(58)	June 2017, Ultra Long U.S. Treasury Bond, expiration 6/21/17	(9,450,375)	(158,370)
			(377,214)
Total Unrealized Depreciation			(146,370)

(a)	Rate listed is the 7-day effective yield at 4/30/17.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%.

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$300,960,593	$—	$300,960,593
Short-Term Investments	159,040	—	—	159,040
Total Investments	$159,040	$300,960,593	$—	$301,119,633

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$230,844	$—	$—	$230,844
Futures Contracts Sold	(377,214)	—	—	(377,214)
Total Other Financial Instruments	$(146,370)	$—	$—	$(146,370)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	AI Large Cap Growth Fund	American Independence Hillcrest Small Cap Value Fund	American Independence JAForlines Global Tactical Allocation Fund	AI International Fund
Assets
Investments, at cost	$2,351,560	$5,276,613	$101,277,170	$33,460,062
Investments, at value	$2,476,264	$5,879,317	$107,256,316	$35,502,961
Cash	—	619	—	—
Interest and dividends receivable	1,713	2,824	617	88,845
Receivable for capital shares issued	5,100	15,642	718,401	18,201
Receivable for investments sold	47,472	62,185	4,877,621	—
Reclaims receivable	—	—	—	141,938
Receivable from Investment Adviser	6,694	1,192	—	—
Prepaid expenses	13,440	8,718	41,328	68,544
Total assets	$2,550,683	$5,970,497	$112,894,283	$35,820,489

Liabilities
Payable for investments purchased	$54,015	$95,986	$4,424,742	$—
Payable for capital shares redeemed	—	—	149,719	56,024
Accrued expenses and other payables:
Investment advisory	—	—	46,976	9,377
Administration	225	609	10,960	3,381
Distribution and Service	566	629	20,112	28
Fund Accounting	1,978	2,213	2,595	—
Other	11,255	1,539	11,049	22,309
Total liabilities	68,039	100,976	4,666,153	91,119
Net Assets	$2,482,644	$5,869,521	$108,228,130	$35,729,370

Composition of Net Assets
Capital	$2,638,510	$4,969,358	$102,345,586	$33,108,119
Accumulated (distributions in excess of) net investment income	1,027	(1,439)	309,630	143,616
Accumulated net realized gains (losses) from investment transactions	(281,597)	298,898	(406,232)	445,727
Net unrealized appreciation	124,704	602,704	5,979,146	2,031,908
Net Assets	$2,482,644	$5,869,521	$108,228,130	$35,729,370

Net Assets By Share Class
Institutional Class Shares	$860,572	$4,006,432	$51,184,619	$35,659,506
Class A Shares	1,500,799	1,811,269	52,449,352	69,864
Class C Shares	121,273	51,820	4,594,159	—
Net Assets	$2,482,644	$5,869,521	$108,228,130	$35,729,370

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	84,199	319,972	4,566,658	3,093,336
Class A Shares	147,769	145,043	4,689,718	6,226
Class C Shares	12,067	4,181	415,512	—

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.22	$12.52	$11.21	$11.53
Class A Shares	$10.16	$12.49	$11.18	$11.22
Class C Shares*	$10.05	$12.40	$11.06	$—

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%	5.75%
Class C Shares**	1.00%	1.00%	1.00%	N/A

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.78	$13.25	$11.86	$11.90

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Assets and Liabilities – (Continued)
April 30, 2017 (Unaudited)

	American Independence Kansas Tax-Exempt Bond Fund	American Independence Carret Core Plus Fund	American Independence U.S. Inflation-Protected Fund
Assets
Investments, at cost	$170,343,308	$48,985,014	$299,063,230
Investments, at value	$176,964,911	$49,335,272	$301,119,633
Collateral held at broker	—	—	318,833
Interest and dividends receivable	1,984,669	401,402	478,450
Receivable for capital shares issued	1,073,511	76,412	1,432,659
Receivable for investments sold	—	43	1,347,325
Variation margin future contracts (See Note 8 and 9)	—	—	102,196
Prepaid expenses	20,863	17,879	46,463
Total assets	$180,043,954	$49,831,008	$304,845,559

Liabilities
Distributions payable	$381,690	$70,720	$—
Payable for capital shares redeemed	36,844	36,703	164,608
Accrued expenses and other payables:
Investment advisory	26,124	5,363	17,608
Administration	18,253	5,063	31,188
Distribution and Service	4,512	222	16,849
Fund Accounting	6,855	5,963	4,376
Other	27,508	27,907	14,382
Total liabilities	501,786	151,941	249,011
Net Assets	$179,542,168	$49,679,067	$304,596,548

Composition of Net Assets
Capital	$173,530,874	$49,541,539	$312,575,825
Accumulated (distributions in excess of) net investment income	72,211	(77,906)	1,988,201
Accumulated net realized gains (losses) from investment transactions	(682,520)	(134,824)	(11,877,511)
Net unrealized appreciation	6,621,603	350,258	1,910,033
Net Assets	$179,542,168	$49,679,067	$304,596,548

Net Assets By Share Class
Institutional Class Shares	$166,971,590	$49,593,064	$270,955,648
Premier Class Shares	—	—	2,014,012
Class A Shares	11,584,953	86,003	19,230,450
Class C Shares	985,625	—	12,396,438
Net Assets	$179,542,168	$49,679,067	$304,596,548

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	15,316,611	4,591,108	25,182,730
Premier Class Shares	—	—	187,801
Class A Shares	1,062,510	7,901	1,795,286
Class C Shares	90,428	—	1,184,602

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.90	$10.80	$10.76
Premier Class Shares	$—	$—	$10.72
Class A Shares	$10.90	$10.88	$10.71
Class C Shares*	$10.90	$—	$10.46

Maximum Sales Charge
Class A Shares	4.25%	4.25%	4.25%
Class C Shares**	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$11.38	$11.36	$11.19

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations
For the Six Months Ended April 30, 2017 (Unaudited)

	AI Large Cap Growth Fund	American Independence Hillcrest Small Cap Value Fund	American Independence JAForlines Global Tactical Allocation Fund	AI International Fund
Investment Income:
Dividend	$48,067	$52,240	$1,494,958	$343,115
Foreign tax withholding	(1,409)	—	—	(27,601)
Total Investment Income	46,658	52,240	1,494,958	315,514

Expenses:
Investment advisory	30,664	32,834	396,795	144,086
Administration	3,833	4,104	66,133	22,235
Distribution - Class A Shares	2,066	3,364	65,035	96
Distribution - Class C Shares	681	175	17,748	—
Service - Class A Shares	2,066	3,364	65,035	96
Service - Class C Shares	227	58	5,916	—
Accounting	12,431	12,929	18,399	26,851
Audit	8,817	8,666	11,930	10,013
Compliance services	3,729	3,481	7,211	4,972
Custodian	618	656	10,582	11,933
Legal	498	174	4,476	2,610
Shareholder reporting	3,233	1,244	8,453	5,718
State registration	4,094	1,944	8,958	3,128
Transfer agent	15,414	9,448	69,864	14,992
Trustees	494	292	5,301	2,183
Insurance	518	226	4,871	2,574
Other	1,443	1,244	2,934	498
Total expenses before fee reductions	90,826	84,203	769,641	251,985
Expenses reduced by: Adviser	(52,361)	(36,205)	(113,299)	(82,803)
Distribution/service fees (Class A)	(992)	(1,615)	(31,217)	—
Net Expenses	37,473	46,383	625,125	169,182

Net Investment Income	9,185	5,857	869,833	146,332

Realized and unrealized gains (losses) on investments and foreign currency transactions:
Net realized gains from investment transactions	1,281,180	338,710	196,338	1,391,417
Net realized (losses) from foreign currency transactions	—	—	—	(33,572)
Net change in unrealized appreciation/depreciation from investments	(807,209)	501,824	5,147,070	1,077,490
Net change in unrealized appreciation from foreign currency translation	—	—	—	1,052
Net realized and unrealized gains (losses)	473,971	840,534	5,343,408	2,436,387

Net increase in net assets resulting from operations	$483,156	$846,391	$6,213,241	$2,582,719

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Operations – (Continued)
For the Six Months Ended April 30, 2017 (Unaudited)

	American Independence Kansas Tax-Exempt Bond Fund	American Independence Carret Core Plus Fund	American Independence U.S. Inflation-Protected Fund
Investment Income:
Interest	$3,226,700	$790,260	$3,357,976
Total Investment Income	3,226,700	790,260	3,357,976

Expenses:
Investment advisory	279,329	113,688	562,646
Administration	116,387	35,527	175,808
Distribution - Class A Shares	14,152	1,474	19,253
Distribution - Class C Shares	3,789	—	41,046
Service - Class A Shares	14,152	1,474	19,253
Service - Class C Shares	1,263	—	13,682
Service - Premier Class Shares	—	—	1,347
Accounting	43,509	28,343	29,836
Audit	15,327	11,624	17,454
Compliance services	11,188	6,961	13,922
Custodian	18,641	5,699	14,918
Legal	9,946	4,724	12,929
Shareholder reporting	4,476	4,476	5,967
State registration	2,981	2,927	11,213
Transfer agent	24,364	14,569	47,985
Trustees	10,060	4,588	13,197
Insurance	10,371	4,813	13,484
Other	5,222	2,785	6,722
Total expenses before fee reductions	585,157	243,672	1,020,662
Expenses reduced by: Adviser	(104,875)	(112,825)	(475,953)
Distribution/service fees (Class A)	(6,227)	(884)	(3,820)
Net Expenses	474,055	129,963	540,889

Net Investment Income	2,752,645	660,297	2,817,087

Realized and unrealized gains (losses) on investments and futures:
Net realized (losses) from investment transactions	(232,578)	(133,560)	(791,009)
Net realized gains from futures contracts	—	—	623,483
Net change in unrealized depreciation from investments	(3,250,768)	(1,057,843)	(3,109,064)
Net change in unrealized depreciation on futures contracts	—	—	(399,415)
Net realized and unrealized gains (losses)	(3,483,346)	(1,191,403)	(3,676,005)

Net decrease in net assets resulting from operations	$(730,701)	$(531,106)	$(858,918)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets

	AI Large Cap Growth Fund		American Independence Hillcrest Small Cap Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016*
Investment Operations:
Net investment income (loss)	$9,185	$(3,865)	$5,857	$10,859
Net realized gains (losses)	1,281,180	(1,277,829)	338,710	(45,331)
Net change in unrealized appreciation (depreciation)	(807,209)	1,402,678	501,824	100,880
Net Increase from payment by affiliates	—	18,356	—	—
Net increase in net assets resulting from operations	483,156	139,340	846,391	66,408
Distributions:
From net investment income:
Institutional Class Shares	(2,622)	(1,177)	(9,320)	—
Class A Shares	—	—	(3,504)	—
Decrease in net assets from distributions	(2,622)	(1,177)	(12,824)	—
Net increase (decrease) in net assets from capital transactions	(7,985,812)	917,515	(859,577)	5,829,123
Total increase (decrease) in net assets	(7,505,278)	1,055,678	(26,010)	5,895,531
Net Assets:
Beginning of period	9,987,922	8,932,244	5,895,531	—
End of period	$2,482,644	$9,987,922	$5,869,521	$5,895,531
Accumulated (distributions in excess of) net investment income	$1,027	$(5,536)	$(1,439)	$5,528
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$288,543	$1,273,437	$1,189,919	$3,026,749
Dividends reinvested	2,622	1,168	8,807	—
Cost of shares redeemed	(7,494,370)	(356,483)	(341,926)	(287,905)
Institutional Class Shares capital transactions	(7,203,205)	918,122	856,800	2,738,844
Class A Shares
Proceeds from shares issued	377,468	4,103,095	929,075	3,211,140
Dividends reinvested	—	—	3,499	—
Cost of shares redeemed	(1,070,332)	(4,225,619)	(2,660,951)	(154,655)
Class A Shares capital transactions	(692,864)	(122,524)	(1,728,377)	3,056,485
Class C Shares
Proceeds from shares issued	29,991	181,975	12,000	36,260
Cost of shares redeemed	(119,734)	(60,058)	—	(2,466)
Class C Shares capital transactions	(89,743)	121,917	12,000	33,794
Net increase (decrease) in net assets from capital transactions	$(7,985,812)	$917,515	$(859,577)	$5,829,123
Share Transactions:
Institutional Class Shares
Issued	30,362	140,870	92,296	280,064
Reinvested	278	128	687	—
Redeemed	(780,485)	(40,552)	(27,360)	(25,715)
Change in Institutional Class Shares	(749,845)	100,446	65,623	254,349
Class A Shares
Issued	39,570	468,601	74,388	295,839
Reinvested	—	—	273	—
Redeemed	(112,842)	(507,078)	(211,255)	(14,202)
Change in Class A Shares	(73,272)	(38,477)	(136,594)	281,637
Class C Shares
Issued	3,284	20,968	999	3,422
Redeemed	(12,340)	(6,752)	—	(240)
Change in Class C Shares	(9,056)	14,216	999	3,182

*	From December 31, 2015 (commencement of operations) through October 31, 2016.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence JAForlines Global Tactical Allocation Fund		AI International Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Investment Operations:
Net investment income	$869,833	$1,887,661	$146,332	$877,549
Net realized gains (losses)	196,338	(869,006)	1,357,845	1,214,679
Net change in unrealized appreciation (depreciation)	5,147,070	1,212,214	1,078,542	(2,153,756)
Net increase (decrease) in net assets resulting from operations	6,213,241	2,230,869	2,582,719	(61,528)
Distributions:
From net investment income:
Institutional Class Shares	(550,886)	(484,129)	(776,455)	(736,255)
Class A Shares	(411,253)	(680,507)	(1,511)	(947)
Class C Shares	(4,080)	(69,943)	—	—
Decrease in net assets from distributions	(966,219)	(1,234,579)	(777,966)	(737,202)
Net increase (decrease) in net assets from capital transactions	(4,156,280)	42,887,500	(10,068,435)	(6,315,855)
Total increase (decrease) in net assets	1,090,742	43,883,790	(8,263,682)	(7,114,585)
Net Assets:
Beginning of period	107,137,388	63,253,598	43,993,052	51,107,637
End of period	$108,228,130	$107,137,388	$35,729,370	$43,993,052
Accumulated net investment income	$309,630	$406,016	$143,616	$775,250
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$10,186,710	$30,189,836	$2,397,373	$8,873,544
Dividends reinvested	378,192	367,108	133,238	291,499
Cost of shares redeemed	(7,694,640)	(5,318,822)	(12,585,427)	(15,479,968)
Institutional Class Shares capital transactions	2,870,262	25,238,122	(10,054,816)	(6,314,925)
Class A Shares
Proceeds from shares issued	9,926,276	32,234,644	—	24,314
Dividends reinvested	208,034	281,631	1,511	753
Cost of shares redeemed	(16,319,545)	(14,830,497)	(15,130)	(25,997)
Class A Shares capital transactions	(6,185,235)	17,685,778	(13,619)	(930)
Class C Shares
Proceeds from shares issued	239,744	2,075,353	—	—
Dividends reinvested	3,452	57,172	—	—
Cost of shares redeemed	(1,084,503)	(2,168,925)	—	—
Class C Shares capital transactions	(841,307)	(36,400)	—	—
Net increase (decrease) in net assets from capital transactions	$(4,156,280)	$42,887,500	$(10,068,435)	$(6,315,855)
Share Transactions:
Institutional Class Shares
Issued	950,776	2,852,595	220,300	862,076
Reinvested	35,984	35,067	12,738	26,841
Redeemed	(710,623)	(501,530)	(1,177,216)	(1,453,147)
Change in Institutional Class Shares	276,137	2,386,132	(944,178)	(564,230)
Class A Shares
Issued	922,608	3,056,585	—	2,334
Reinvested	19,813	27,068	148	71
Redeemed	(1,529,882)	(1,427,253)	(1,375)	(2,488)
Change in Class A Shares	(587,461)	1,656,400	(1,227)	(83)
Class C Shares
Issued	22,710	198,648	—	—
Reinvested	332	5,602	—	—
Redeemed	(102,877)	(210,633)	—	—
Change in Class C Shares	(79,835)	(6,383)	—	—

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence Kansas Tax-Exempt Bond Fund		American Independence Carret Core Plus Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Investment Operations:
Net investment income	$2,752,645	$5,686,354	$660,297	$2,031,124
Net realized gains (losses)	(232,578)	3,335	(133,560)	576,000
Net change in unrealized appreciation (depreciation)	(3,250,768)	(477,351)	(1,057,843)	1,042,203
Net increase (decrease) in net assets resulting from operations	(730,701)	5,212,338	(531,106)	3,649,327
Distributions:
From net investment income:
Institutional Class Shares	(2,595,452)	(5,380,356)	(727,792)	(2,260,973)
Class A Shares	(147,137)	(287,049)	(13,546)	(29,898)
Class C Shares	(10,056)	(20,356)	—	—
From net realized gains:
Institutional Class Shares	—	—	(278,545)	(993,165)
Class A Shares	—	—	(7,175)	(12,188)
Decrease in net assets from distributions	(2,752,645)	(5,687,761)	(1,027,058)	(3,296,224)
Net increase (decrease) in net assets from capital transactions	(20,428,431)	10,248,457	(41,316,798)	(6,474,822)
Total increase (decrease) in net assets	(23,911,777)	9,773,034	(42,874,962)	(6,121,719)
Net Assets:
Beginning of period	203,453,945	193,680,911	92,554,029	98,675,748
End of period	$179,542,168	$203,453,945	$49,679,067	$92,554,029
Accumulated (distributions in excess of) net investment income	$72,211	$72,211	$(77,906)	$3,135
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$11,099,358	$32,270,430	$3,776,423	$12,211,117
Dividends reinvested	153,820	326,415	526,465	2,317,088
Cost of shares redeemed	(31,790,066)	(23,352,111)	(44,360,748)	(21,176,392)
Institutional Class Shares capital transactions	(20,536,888)	9,244,734	(40,057,860)	(6,648,187)
Class A Shares
Proceeds from shares issued	278,042	1,874,639	25,764	450,690
Dividends reinvested	82,383	168,088	19,221	41,961
Cost of shares redeemed	(92,186)	(1,131,127)	(1,303,923)	(319,286)
Class A Shares capital transactions	268,239	911,600	(1,258,938)	173,365
Class C Shares
Proceeds from shares issued	1,537	231,744	—	—
Dividends reinvested	4,432	12,414	—	—
Cost of shares redeemed	(165,751)	(152,035)	—	—
Class C Shares capital transactions	(159,782)	92,123	—	—
Net increase (decrease) in net assets from capital transactions	$(20,428,431)	$10,248,457	$(41,316,798)	$(6,474,822)
Share Transactions:
Institutional Class Shares
Issued	1,019,161	2,882,357	350,774	1,111,463
Reinvested	14,145	29,217	49,046	212,640
Redeemed	(2,924,133)	(2,089,537)	(4,097,004)	(1,937,402)
Change in Institutional Class Shares	(1,890,827)	822,037	(3,697,184)	(613,299)
Class A Shares
Issued	25,537	167,895	2,383	41,029
Reinvested	7,578	15,045	1,779	3,815
Redeemed	(8,467)	(101,132)	(119,753)	(28,581)
Change in Class A Shares	24,648	81,808	(115,591)	16,263
Class C Shares
Issued	141	20,631	—	—
Reinvested	408	1,111	—	—
Redeemed	(15,204)	(13,672)	—	—
Change in Class C Shares	(14,655)	8,070	—	—

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Investment Operations:
Net investment income	$2,817,087	$2,615,263
Net realized gains (losses)	(167,526)	1,495,222
Net change in unrealized appreciation (depreciation)	(3,508,479)	9,836,097
Net increase (decrease) in net assets resulting from operations	(858,918)	13,946,582
Distributions:
From net investment income:
Institutional Class Shares	(2,101,057)	(1,428,760)
Premier Class Shares	(10,897)	(14,421)
Class A Shares	(73,158)	(42,633)
Class C Shares	(5,794)	(27,139)
Decrease in net assets from distributions	(2,190,906)	(1,512,953)
Net increase in net assets from capital transactions	38,955,045	43,342,451
Total increase in net assets	35,905,221	55,776,080
Net Assets:
Beginning of period	268,691,327	212,915,247
End of period	$304,596,548	$268,691,327
Accumulated net investment income	$1,988,201	$1,362,020
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$42,919,986	$76,668,228
Dividends reinvested	2,095,218	1,424,671
Cost of shares redeemed	(17,406,687)	(40,542,358)
Institutional Class Shares capital transactions	27,608,517	37,550,541
Premier Class Shares
Proceeds from shares issued	590,641	2,208,953
Dividends reinvested	5,418	11,096
Cost of shares redeemed	(241,873)	(1,247,424)
Premier Class Shares capital transactions	354,186	972,625
Class A Shares
Proceeds from shares issued	10,248,637	3,109,740
Dividends reinvested	71,032	41,835
Cost of shares redeemed	(1,721,852)	(3,827,691)
Class A Shares capital transactions	8,597,817	(676,116)
Class C Shares
Proceeds from shares issued	2,799,309	5,888,715
Dividends reinvested	5,564	25,891
Cost of shares redeemed	(410,348)	(419,205)
Class C Shares capital transactions	2,394,525	5,495,401
Net increase in net assets from capital transactions	$38,955,045	$43,342,451

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence U.S. Inflation-Protected Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Class Shares
Issued	4,027,735	7,246,296
Reinvested	198,223	131,800
Redeemed	(1,631,306)	(3,805,656)
Change in Institutional Class Shares	2,594,652	3,572,440
Premier Class Shares
Issued	55,722	210,470
Reinvested	514	1,029
Redeemed	(22,828)	(115,506)
Change in Premier Class Shares	33,408	95,993
Class A Shares
Issued	960,887	293,869
Reinvested	6,739	3,922
Redeemed	(162,479)	(364,346)
Change in Class A Shares	805,147	(66,555)
Class C Shares
Issued	270,969	579,363
Reinvested	540	2,494
Redeemed	(39,654)	(40,275)
Change in Class C Shares	231,855	541,582

The Accompanying Notes are an Integral Part of these Financial Statements.

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American Independence Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*	Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
AI Large Cap Growth Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$9.29	$0.02	$0.91	$0.93	$ (0.00)^	$—	$—	$10.22
For the year ended
10/31/2016	$8.93	$0.01	$0.35	$0.36	$—	$—	$—	$9.29
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.00) ^	$(1.07)	$(1.07)	$—	$—	$—	$8.93

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$9.25	$(0.00) ^	$0.91	$0.91	$—	$—	$—	$10.16
For the year ended
10/31/2016	$8.93	$(0.03)	$0.35	$0.32	$—	$—	$—	$9.25
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.02)	$(1.05)	$(1.07)	$—	$—	$—	$8.93

Class C Shares
For the six months ended
4/30/2017 (unaudited)	$9.18	$(0.03)	$0.90	$0.87	$—	$—	$—	$10.05
For the year ended
10/31/2016	$8.91	$(0.08)	$0.35	$0.27	$—	$—	$—	$9.18
For the period from
7/13/2015 (c) thru 10/31/2015	$10.00	$(0.03)	$(1.06)	$(1.09)	$—	$—	$—	$8.91

American Independence Hillcrest Small Cap Value Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$10.95	$0.02	$1.58	$1.60	$(0.03)	$—	$(0.03)	$12.52
For the period from
12/31/2015 (c) thru 10/31/2016	$10.00	$0.07	$0.88	$0.95	$—	$—	$—	$10.95

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$10.92	$—	$1.58	$1.58	$(0.01)	$—	$(0.01)	$12.49
For the period from
12/31/2015 (c) thru 10/31/2016	$10.00	$0.03	$0.89	$0.92	$—	$—	$—	$10.92

Class C Shares
For the six months ended
4/30/2017 (unaudited)	$10.86	$(0.04)	$1.60	$1.56	$(0.02)	$—	$(0.02)	$12.40
For the period from
12/31/2015 (c) thru 10/31/2016	$10.00	$(0.03)	$0.89	$0.86	$—	$—	$—	$10.86

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the year or period.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

10.05%	$861	1.09%	2.80%	0.49%	111%

4.05%	$7,750	1.09%	2.34%	0.10%	117%

(10.70%)	$6,554	1.09%	3.69%	(0.14%)	89%

9.84%	$1,501	1.47%	3.30%	(0.08%)	111%

3.58%	$2,044	1.47%	2.84%	(0.35%)	117%

(10.70%)	$2,317	1.35%	3.95%	(0.65%)	89%

9.48%	$121	2.09%	3.80%	(0.68%)	111%

3.03%	$194	2.09%	3.34%	(0.89%)	117%

(10.90%)	$62	1.88%	4.48%	(0.95%)	89%

14.62%	$4,007	1.25%	2.35%	0.34%	48%

9.50%	$2,785	1.25%	4.66%	0.74%	32%

14.48%	$1,811	1.63%	2.85%	(0.03%)	48%

9.20%	$3,076	1.63%	5.16%	0.32%	32%

14.18%	$52	2.25%	3.35%	(0.65%)	48%

8.60%	$35	2.25%	5.66%	(0.31%)	32%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence JAForlines Global Tactical Allocation Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$10.68	$0.10		$0.55	$0.65	$(0.12)	$—	$(0.12)	$11.21
For the year ended
10/31/2016	$10.52	$0.26		$0.09	$0.35	$(0.19)	$—	$(0.19)	$10.68
10/31/2015	$10.69	$0.32		$(0.10)	$0.22	$(0.39)	$—	$(0.39)	$10.52
10/31/2014	$10.18	$0.21		$0.35	$0.56	$(0.05)	$—	$(0.05)	$10.69
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.01	+	$0.17	$0.18	$—	$—	$—	$10.18

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$10.64	$0.08		$0.54	$0.62	$(0.08)	$—	$(0.08)	$11.18
For the year ended
10/31/2016	$10.50	$0.23		$0.08	$0.31	$(0.17)	$—	$(0.17)	$10.64
10/31/2015	$10.65	$0.29		$(0.10)	$0.19	$(0.34)	$—	$(0.34)	$10.50
10/31/2014	$10.18	$0.24		$0.27	$0.51	$(0.04)	$—	$(0.04)	$10.65
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.18	$0.18	$—	$—	$—	$10.18

Class C Shares
For the six months ended
4/30/2017 (unaudited)	$10.48	$0.05		$0.54	$0.59	$(0.01)	$—	$(0.01)	$11.06
For the year ended
10/31/2016	$10.38	$0.19		$0.05	$0.24	$(0.14)	$—	$(0.14)	$10.48
10/31/2015	$10.56	$0.22		$(0.09)	$0.13	$(0.31)	$—	$(0.31)	$10.38
10/31/2014	$10.17	$0.19		$0.25	$0.44	$(0.05)	$—	$(0.05)	$10.56
For the period from
9/20/2013 (c) thru 10/31/2013	$10.00	$0.00	+^	$0.17	$0.17	$—	$—	$—	$10.17

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
+	Calculated based on ending shares outstanding during the year or period.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.
****	Due to the short life of the Fund and significant cash inflows into the Institutional Class at the end of the year, the ratio of net investment income is not indicative of future results.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***		Portfolio turnover rate(b)**

6.16%	$51,185	0.95%	1.16%	1.85%		93%

3.34%	$45,813	0.95%	1.27%	2.48%		129%
2.10%	$20,028	0.94%	1.33%	2.98%		98%
5.52%	$6,329	0.90%	1.73%	2.00%		166%

1.80%	$6,934	0.90%	10.18%	6.14	%****	19%

5.90%	$52,449	1.33%	1.66%	1.51%		93%

2.99%	$56,135	1.33%	1.77%	2.23%		129%
1.75%	$38,019	1.28%	1.75%	2.70%		98%
5.07%	$21,684	1.28%	2.23%	2.32%		166%

1.80%	$3,876	1.28%	10.77%	0.25%		19%

5.63%	$4,594	1.95%	2.16%	0.92%		93%

2.33%	$5,189	1.95%	2.27%	1.85%		129%
1.22%	$5,206	1.86%	2.25%	2.11%		98%
4.32%	$2,962	1.90%	2.73%	1.87%		166%

1.70%	$1	1.90%	11.36%	0.06%		19%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
AI International Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$10.88	$0.04		$0.86	$0.90	$(0.25)	$—	$(0.25)	$11.53
For the year ended
10/31/2016	$11.09	$0.19		$(0.24)	$(0.05)	$(0.16)	$—	$(0.16)	$10.88
10/31/2015	$12.21	$0.17		$(0.32)	$(0.15)	$(0.24)	$(0.73)	$(0.97)	$11.09
10/30/2014	$12.99	$0.23		$(0.37)	$(0.14)	$(0.33)	$(0.31)	$(0.64)	$12.21
10/31/2013	$11.10	$0.29	+	$1.92	$2.21	$(0.32)	$—	$(0.32)	$12.99
10/31/2012	$10.70	$0.29	+	$0.26	$0.55	$(0.15)	$—	$(0.15)	$11.10

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$10.57	$0.02		$0.83	$0.85	$(0.20)	$—	$(0.20)	$11.22
For the year ended
10/31/2016	$10.83	$0.14		$(0.25)	$(0.11)	$(0.15)	$—	$(0.15)	$10.57
10/31/2015	$11.98	$0.09		$(0.28)	$(0.19)	$(0.23)	$(0.73)	$(0.96)	$10.83
10/30/2014	$12.81	$0.16		$(0.36)	$(0.20)	$(0.32)	$(0.31)	$(0.63)	$11.98
10/31/2013	$10.99	$0.22		$1.91	$2.13	$(0.31)	$—	$(0.31)	$12.81
10/31/2012	$10.61	$0.21	+	$0.28	$0.49	$(0.11)	$—	$(0.11)	$10.99

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
+	Calculated based on ending shares outstanding during the year or period.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

8.52%	$35,659	0.95%	1.42%	0.82%	150%

(0.47%)	$43,914	0.95%	1.34%	1.81%	116%
(1.17%)	$51,026	0.95%	1.29%	1.49%	36%
(1.10%)	$54,317	0.95%	1.30%	1.83%	77%
20.30%	$62,561	0.95%	1.30%	2.42%	107%
5.30%	$55,169	0.95%	1.25%	2.73%	88%

8.26%	$70	1.45%	1.92%	0.34%	150%

(1.03%)	$79	1.45%	1.84%	1.38%	116%
(1.56%)	$82	1.40%	1.74%	0.85%	36%
(1.61%)	$160	1.45%	1.80%	1.31%	77%
19.75%	$214	1.45%	1.80%	1.85%	107%
4.69%	$89	1.45%	1.75%	1.98%	88%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$11.09	$0.16		$(0.19)	$(0.03)	$(0.16)	$—	$(0.16)	$10.90
For the year ended
10/31/2016	$11.11	$0.33		$(0.02)	$0.31	$(0.33)	$—	$(0.33)	$11.09
10/31/2015	$11.16	$0.35		$(0.05)	$0.30	$(0.35)	$—	$(0.35)	$11.11
10/31/2014	$10.80	$0.37	+	$0.36	$0.73	$(0.37)	$—	$(0.37)	$11.16
10/31/2013	$11.28	$0.35	+	$(0.48)	$(0.13)	$(0.35)	$—	$(0.35)	$10.80
10/31/2012	$10.95	$0.36	+	$0.33	$0.69	$(0.36)	$—	$(0.36)	$11.28

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$11.09	$0.14		$(0.19)	$(0.05)	$(0.14)	$—	$(0.14)	$10.90
For the year ended
10/31/2016	$11.11	$0.29		$(0.02)	$0.27	$(0.29)	$—	$(0.29)	$11.09
10/31/2015	$11.16	$0.31		$(0.05)	$0.26	$(0.31)	$—	$(0.31)	$11.11
10/31/2014	$10.80	$0.33	+	$0.36	$0.69	$(0.33)	$—	$(0.33)	$11.16
10/31/2013	$11.28	$0.31	+	$(0.48)	$(0.17)	$(0.31)	$—	$(0.31)	$10.80
10/31/2012	$10.95	$0.32	+	$0.33	$0.65	$(0.32)	$—	$(0.32)	$11.28

Class C Shares
For the six months ended
4/30/2017 (unaudited)	$11.09	$0.11		$(0.19)	$(0.08)	$(0.11)	$—	$(0.11)	$10.90
For the year ended
10/31/2016	$11.11	$0.22		$(0.02)	$0.20	$(0.22)	$—	$(0.22)	$11.09
10/31/2015	$11.16	$0.24		$(0.05)	$0.19	$(0.24)	$—	$(0.24)	$11.11
10/31/2014	$10.80	$0.26	+	$0.36	$0.62	$(0.26)	$—	$(0.26)	$11.16
10/31/2013	$11.28	$0.24	+	$(0.48)	$(0.24)	$(0.24)	$—	$(0.24)	$10.80
10/31/2012	$10.95	$0.25	+	$0.33	$0.58	$(0.25)	$—	$(0.25)	$11.28

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
+	Calculated based on ending shares outstanding during the year or period.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(0.25%)	$166,971	0.48%	0.59%	2.99%	1%

2.80%	$190,780	0.48%	0.60%	2.94%	10%
2.70%	$181,983	0.48%	0.60%	3.12%	13%
6.89%	$183,423	0.48%	0.58%	3.39%	1%
(1.13%)	$232,502	0.48%	0.55%	3.20%	8%
6.42%	$303,660	0.48%	0.54%	3.26%	13%

(0.44%)	$11,585	0.87%	1.09%	2.60%	1%

2.41%	$11,509	0.87%	1.10%	2.55%	10%
2.34%	$10,620	0.83%	1.03%	2.76%	13%
6.47%	$10,186	0.87%	1.08%	3.00%	1%
(1.52%)	$9,815	0.87%	1.05%	2.82%	8%
6.01%	$10,518	0.87%	1.04%	2.87%	13%

(0.74%)	$986	1.48%	1.59%	1.99%	1%

1.79%	$1,165	1.48%	1.60%	1.93%	10%
1.74%	$1,077	1.42%	1.54%	2.18%	13%
5.83%	$1,164	1.48%	1.58%	2.38%	1%
(2.11%)	$1,190	1.48%	1.55%	2.21%	8%
5.36%	$2,229	1.48%	1.54%	2.24%	13%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence Carret Core Plus Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$11.00	$0.12		$(0.12)	$0.00 ^	$(0.14)	$(0.06)	$(0.20)	$10.80
For the year ended
10/31/2016	$10.95	$0.24		$0.19	$0.43	$(0.27)	$(0.11)	$(0.38)	$11.00
10/31/2015	$11.09	$0.22		$(0.05)	$0.17	$(0.24)	$(0.07)	$(0.31)	$10.95
10/31/2014	$10.92	$0.25	+	$0.20	$0.45	$(0.26)	$(0.02)	$(0.28)	$11.09
10/31/2013	$11.32	$0.27	+	$(0.30)	$(0.03)	$(0.29)	$(0.08)	$(0.37)	$10.92
10/31/2012	$11.00	$0.30	+	$0.36	$0.66	$(0.34)	$—	$(0.34)	$11.32

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$11.08	$0.11		$(0.13)	$(0.02)	$(0.12)	$(0.06)	$(0.18)	$10.88
For the year ended
10/31/2016	$11.03	$0.20		$0.19	$0.39	$(0.23)	$(0.11)	$(0.34)	$11.08
10/31/2015	$11.17	$0.19		$(0.05)	$0.14	$(0.21)	$(0.07)	$(0.28)	$11.03
10/31/2014	$11.00	$0.21	+	$0.20	$0.41	$(0.22)	$(0.02)	$(0.24)	$11.17
10/31/2013	$11.40	$0.23	+	$(0.29)	$(0.06)	$(0.26)	$(0.08)	$(0.34)	$11.00
10/31/2012	$11.08	$0.27	+	$0.35	$0.62	$(0.30)	$—	$(0.30)	$11.40

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
+	Calculated based on ending shares outstanding during the year or period.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

0.05%	$49,593	0.45%	0.85%	2.33%	13%

4.00%	$91,186	0.45%	0.74%	2.16%	61%
1.50%	$97,493	0.45%	0.72%	2.03%	68%
4.16%	$101,264	0.44%	0.71%	2.28%	61%
(0.25%)	$106,047	0.42%	0.73%	2.37%	47%
6.08%	$75,235	0.45%	0.73%	2.66%	41%

(0.11%)	$86	0.80%	1.35%	2.01%	13%

3.63%	$1,368	0.80%	1.24%	1.82%	61%
1.18%	$1,183	0.78%	1.17%	1.69%	68%
3.78%	$1,637	0.79%	1.21%	1.93%	61%
(0.57%)	$1,423	0.77%	1.23%	2.05%	47%
5.69%	$1,521	0.80%	1.23%	2.30%	41%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence U.S. Inflation-Protected Fund

Institutional Class Shares
For the six months ended
4/30/2017 (unaudited)	$10.90	$0.11		$(0.16)	$(0.05)	$(0.09)	$—	$(0.09)	$10.76
For the year ended
10/31/2016	$10.37	$0.12		$0.48	$0.60	$(0.07)	$—	$(0.07)	$10.90
10/31/2015	$10.55	$0.02		$(0.19)	$(0.17)	$(0.01)	$—	$(0.01)	$10.37
10/30/2014	$10.51	$0.10	+	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55
10/31/2013	$11.78	$0.10	+	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51
10/31/2012	$11.69	$0.09	+	$0.75	$0.84	$(0.11)	$(0.64)	$(0.75)	$11.78

Premier Class Shares
For the six months ended
4/30/2017 (unaudited)	$10.85	$0.10		$(0.16)	$(0.06)	$(0.07)	$—	$(0.07)	$10.72
For the year ended
10/31/2016	$10.33	$0.14		$0.45	$0.59	$(0.07)	$—	$(0.07)	$10.85
10/31/2015	$10.53	$0.07		$(0.26)	$(0.19)	$(0.01)	$—	$(0.01)	$10.33
10/30/2014	$10.51	$0.08	+	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$0.01	+	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended
4/30/2017 (unaudited)	$10.84	$0.09		$(0.17)	$(0.08)	$(0.05)	$—	$(0.05)	$10.71
For the year ended
10/31/2016	$10.34	$0.06		$0.48	$0.54	$(0.04)	$—	$(0.04)	$10.84
10/31/2015	$10.56	$(0.03)		$(0.18)	$(0.21)	$(0.01)	$—	$(0.01)	$10.34
10/30/2014	$10.54	$0.06	+	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56
10/31/2013	$11.84	$0.04	+	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54
10/31/2012	$11.75	$0.05	+	$0.74	$0.79	$(0.06)	$(0.64)	$(0.70)	$11.84

Class C Shares
For the six months ended
4/30/2017 (unaudited)	$10.57	$0.05		$(0.15)	$(0.10)	$(0.01)	$—	$(0.01)	$10.46
For the year ended
10/31/2016	$10.12	$0.03		$0.45	$0.48	$(0.03)	$—	$(0.03)	$10.57
10/31/2015	$10.39	$(0.07)		$(0.19)	$(0.26)	$(0.01)	$—	$(0.01)	$10.12
10/30/2014	$10.37	$(0.02	)+	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39
10/31/2013	$11.72	$(0.06)		$(0.75)	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37
10/31/2012	$11.66	$(0.02	)+	$(0.75)	$0.73	$(0.03)	$(0.64)	$(0.67)	$11.72

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
+	Calculated based on ending shares outstanding during the year or period.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
**	Not annualized for periods less than one full year.
***	Annualized for periods less than one full year.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(0.43%)	$270,956	0.32%	0.66%	2.06%	72%

5.76%	$246,216	0.32%	0.68%	1.11%	173%
(1.59%)	$197,226	0.32%	0.69%	0.15%	200%
1.36%	$209,429	0.32%	0.69%	0.87%	167%
(6.36%)	$296,810	0.32%	0.68%	0.49%	193%
7.56%	$357,238	0.32%	0.65%	0.83%	154%

(0.53%)	$2,014	0.47%	0.81%	1.94%	72%

5.67%	$1,676	0.47%	0.83%	1.29%	173%
(1.79%)	$604	0.42%	0.79%	0.63%	200%
1.15%	$213	0.47%	0.84%	0.81%	167%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

(0.68%)	$19,231	0.77%	1.16%	1.69%	72%

5.26%	$10,731	0.77%	1.18%	0.55%	173%
(1.97%)	$10,922	0.72%	1.09%	(0.30%)	200%
0.88%	$13,874	0.77%	1.19%	0.51%	167%
(6.77%)	$18,888	0.77%	1.18%	0.14%	193%
7.10%	$26,891	0.77%	1.15%	0.37%	154%

(0.99%)	$12,396	1.32%	1.66%	1.04%	72%

4.76%	$10,068	1.32%	1.68%	0.24%	173%
(2.48%)	$4,163	1.22%	1.59%	(0.64%)	200%
0.31%	$1,218	1.32%	1.69%	(0.27%)	167%
(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%
6.53%	$5,694	1.32%	1.65%	(0.18%)	154%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust

Notes to Financial Statements
April 30, 2017 (Unaudited)

1.    Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2017, the Trust offered seven series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”):

AI Large Cap Growth Fund (formerly American Independence Navellier Large Cap Growth Fund)
American Independence Hillcrest Small Cap Value Fund
American Independence JAForlines Global Tactical Allocation Fund
AI International Fund (formerly American Independence Multi-Manager International Fund)
American Independence Kansas Tax-Exempt Bond Fund
American Independence Carret Core Plus Fund
American Independence U.S. Inflation-Protected Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation-Protected Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. The Large Cap Growth Fund, Hillcrest Small Cap Value Fund, JAForlines Global Tactical Allocation Fund, and Kansas Tax-Exempt Bond Fund offer three classes of shares: Class A, Class C, and Institutional Class. The International Fund and Carret Core Plus Fund offer Class A and Institutional Class shares only. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are diversified under the 1940 Act except for Large Cap Growth Fund, and Kansas Tax-Exempt Bond Fund.

2.    Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.    Significant Accounting Policies: (Continued)

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

● Level 1	– quoted prices in active markets for identical securities

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	– significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current period presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.    Significant Accounting Policies: (Continued)

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Kansas Tax-Exempt Bond Fund and Carret Core Plus Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the U.S. Inflation-Protected Fund are declared and paid monthly. Distributions from net investment income, if any, for the JAForlines Global Tactical Allocation Fund are declared and paid quarterly. Distributions from net investment income, if any, for the Large Cap Growth Fund, Hillcrest Small Cap Value Fund, and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions:

RiskX Investments serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and RiskX Investments, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly in arrears, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Large Cap Growth Fund	1.00%
Hillcrest Small Cap Value Fund	1.00%
JAForlines Global Tactical Allocation Fund	0.75%
International Fund	0.81%
Kansas Tax-Exempt Bond Fund	0.30%
Carret Core Plus Fund	0.40%
U.S. Inflation-Protected Fund	0.40%

American Independence Financial Services, LLC (“American Independence”) had been the investment adviser to the Trust on behalf of the Funds pursuant to an investment advisory agreement dated July 23, 2010, as amended through April 29, 2015 (the “Original Advisory Agreement”). On May 8, 2015, American Independence entered into a definitive agreement with FolioMetrix LLC (“Folio”) and FolioMetrix Funding LLC (“Funding”) whereby Folio would sell its assets to American Independence and Funding would enter into various loans with American Independence for the purpose of funding such acquisition (the “FolioMetrix Transaction”). The Original Advisory Agreement was terminated in accordance with its terms and pursuant to the 1940 Act on July 31, 2015 upon closing of the FolioMetrix Transaction, and at which time American Independence became known as RiskX Investments, LLC (“RiskX Investments”). On August 1, 2015, an Interim Investment Advisory Agreement was entered into between RiskX Investments and the Trust on behalf of the Funds. In addition, each Investment Sub-Advisory Agreement between American Independence and (a) J.A. Forlines, LLC on behalf of the JAForlines Global Tactical Allocation Fund; (b) Navellier & Associates, Inc. on behalf of the Multi-Manager International Fund and Navellier Large Cap Growth Fund; (c) Boyd Watterson Asset Management, LLC on behalf of the Boyd Watterson Core Plus Fund; and (d) Fischer Francis Trees & Watts, Inc. on behalf of the U.S. Inflation-Protected Fund was terminated. At a meeting held on March 18 and 19, 2015, the Board of Trustees, including the Independent Trustees, considered and approved an Interim Investment Advisory Agreement and Interim Investment Sub-Advisory Agreements as well as a New Investment Advisory Agreement and New Investment Sub-Advisory Agreements (the “New Agreements”), to be effective upon the approval by each Fund’s shareholders. In addition, the Board of Trustees, including the Independent Trustees, approved a new Investment Sub-Advisory Agreement between RiskX Investments and Arrivato Asset Management, LLC, a wholly-owned subsidiary of RiskX Investments (”Arrivato”), on behalf of the Kansas Tax-Exempt Fund. The New Investment Advisory Agreement between RiskX Investments and the Trust was approved by shareholders at a special meeting held November 20, 2015 for the Navellier Large Cap Growth Fund, Navellier Defensive Alpha Fund, Multi-Manager International Fund, Kansas Tax-Exempt Bond Fund, Boyd Watterson Core Plus Fund, and the U.S. Inflation-Protected Fund. The New Investment Advisory Agreement between RiskX Investments and the Trust was approved by shareholders at a special meeting held November 27, 2015 for the JAForlines Global Tactical Allocation Fund. The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

Manifold Partners LLC (“Manifold Partners”) is the sub-adviser for the International Fund; Navellier & Associates, Inc. resigned as co-sub-adviser to the International Fund on January 26, 2017. J.A. Forlines, LLC (“JAF”) is the sub-adviser for the JAForlines Global Tactical Allocation Fund. Carret Asset Management, LLC (“Carret”) is the sub-adviser for the Carret Core Plus Fund and the Kansas Tax-Exempt Bond Fund, having succeeded Boyd Watterson Asset Management, LLC and Arrivato Asset Management, LLC, respectively, as sub-advisers on August 26, 2016. Fischer Francis Trees & Watts, Inc. (renamed BNP Paribas Asset Management USA, Inc., effective June 1, 2017) is the sub-adviser for the U.S. Inflation-Protected Fund. Hillcrest Asset Management, LLC (“Hillcrest”) is the sub-adviser for the Hillcrest Small Cap Value Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust (please see “Approval of Investment Advisory and Sub-Advisory Agreements” under “Additional Fund Information” in the annual report dated October 31, 2016 for more information). RiskX Investments is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisory relationships. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. The sub-advisers are paid a fee by RiskX Investments out of the advisory fees received. Additional information about each sub-adviser is noted below.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

Hillcrest (sub-adviser to the Hillcrest Small Cap Value Fund) is headquartered at 2805 Dallas Pkwy #250, Plano, TX 75093. The agreement between RiskX Investments and Hillcrest on behalf of the Trust was approved by Trustees at a meeting held on June 18-19, 2015. The New Agreement went into effect prior to the Fund’s launch date of December 31, 2015. Grail Partners LLC (“Grail”) owns approximately 26% of Hillcrest and Ms. Darlene DeRemer, co-founder and Partner of Grail, is also a Director on the Board of Hillcrest. In addition, Ms. DeRemer serves as an Interested Trustee of American Independence Funds Trust. Mr. Donald Putnam, co-founder and Managing Partner of Grail, serves as Chairman and Director of the Fund’s Adviser, RiskX Investments, and Mr. Craig Cognetti serves as a Director of RiskX Investments and is a Partner of Grail. As of May 9, 2017, Grail and its related affiliates and subsidiaries (including Manifold Partners) indirectly own approximately 97% of the economic interest of RiskX Investments. Also, Grail, through this economic interest and the services of Messrs. Cognetti and Putnam as Directors of the Fund’s Adviser, is deemed to “control” (as defined under the 1940 Act, as amended) the Adviser.

JAF (sub-adviser to the JAForlines Global Tactical Allocation Fund) is located at 63 Forest Avenue, Suite #1, Locust Valley, New York, 11560. The agreement between RiskX Investments and JAF on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 27, 2015.

Carret (sub-adviser to the Carret Core Plus Fund and Kansas Tax-Exempt Bond Fund) is headquartered at 320 Park Avenue, 18th Floor, New York, NY 10022. The agreement between RiskX Investments and Carret on behalf of the Trust was approved by Trustees at a meeting held on June 22-23, 2016 and by shareholders at a special meeting held August 26, 2016.

FFTW (sub-adviser to the U.S. Inflation-Protected Fund) has New York offices located at 200 Park Avenue, New York, New York 10166. FFTW is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc. (“BNPP IP USA”), a New York corporation. BNPP IP USA is indirectly owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France. The agreement between FFTW and RiskX Investments on behalf of the Trust was approved by Trustees at a meeting held on March 18-19, 2015 and by shareholders at a special meeting held November 20, 2015. FFTW was renamed BNP Paribas Asset Management USA, Inc., effective June 1, 2017.

Manifold Partners (sub-adviser to the International Fund) is headquartered at 455 Market Street, Suite #1200, San Francisco, CA 94105. The agreement between Manifold Partners and RiskX Investments on behalf of the Trust was approved by Trustees at a meeting held on June 22 -23, 2016 and by shareholders at a special meeting held August 26, 2016. Manifold Partners is an affiliate and, as of May 9, 2017, a member of RiskX Investments, LLC, owning the preponderance of the RiskX Non-Voting Common Units. Manifold Partners’ principal owner is The Chalice Fund L.P., a private equity fund controlled by Grail, its general partner. Donald Putnam is Managing Partner of Grail; he serves as Manifold Partners’ Executive Chairman and oversees all of Manifold Partners’ business operations; he is also the Chairman of RiskX Investments. In addition, Darlene DeRemer, an interested Trustee of the Trust, is a co-founder and partner in Grail.

On May 9, 2017, RiskX Investments entered into a series of transactions pursuant to which RiskX Investments exchanged the intellectual property and other assets acquired in the FolioMetrix Transaction for cancellation of a promissory note and 40,006.26 Non-Voting Common Units of RiskX; also as part of these transactions, Manifold Partners received Non-Voting Common Units of RiskX representing approximately 94% of the economic interest of the Adviser. Consequently, Grail and its related affiliates and subsidiaries (including Manifold Partners) hold approximately 97% of the economic interest in RiskX Investments. Grail, through these holdings and the services of Messrs. Cognetti and Putnam as Directors of RiskX Investments, is deemed to “control” (as defined under the 1940 Act) the Adviser. Effective June 1, 2017, RiskX Investments, LLC, is known as Manifold Fund Advisors, LLC.

Pursuant to the expense limitation agreement, RiskX Investments has contractually agreed to waive a portion of its investment advisory fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses or short sale dividend and interest expenses) at not more than the following percentages of average annual net assets effective through March 1, 2018:

Fund	Institutional Class	Class A	Class C	Premier Class
Large Cap Growth Fund	1.09%	1.47%	2.09%	N/A
Hillcrest Small Cap Value Fund	1.25%	1.63%	2.25%	N/A
JAForlines Global Tactical Allocation Fund	0.95%	1.33%	1.95%	N/A
International Fund	0.95%	1.45%	N/A	N/A
Kansas Tax-Exempt Bond Fund	0.48%	0.87%	1.48%	N/A
Carret Core Plus Fund	0.45%	0.80%	N/A	N/A
U.S. Inflation-Protected Fund	0.32%	0.77%	1.32%	0.47%

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2017:

	Large Cap Growth Fund	Hillcrest Small Cap Value Fund	JAForlines Global Tactical Allocation Fund
For eligible expense reimbursements expiring:
October 31, 2017	$—	$—	$154,147
October 31, 2018	52,845	—	173,297
October 31, 2019	121,310	70,898	260,523
April 30, 2020	52,361	36,205	113,299
	$226,516	$107,103	$701,266

	International Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund	U.S. Inflation-Protected Fund
For eligible expense reimbursements expiring:
October 31, 2017	$216,241	$214,667	$283,203	$940,374
October 31, 2018	182,712	227,660	298,179	804,280
October 31, 2019	185,015	235,816	274,027	896,319
April 30, 2020	82,803	104,875	112,825	475,953
	$666,771	$783,018	$968,234	$3,116,926

During fiscal year 2016, net redemptions like those experienced by many advisers in the mutual fund industry coupled with the expenses associated with new product launches caused downward pressure on the economics of RiskX Investments. This caused RiskX Investments to experience reduced operating revenues and an increased operating loss. In order to better position RiskX Investments and its products for future growth, it entered into strategic discussions with Manifold Partners (both RiskX Investments and Manifold Partners are controlled by the Chalice Fund).

On May 9, 2017, RiskX Investments entered into a series of transactions in which Manifold Partners received Non-Voting Common Units of RiskX representing approximately 94% of the economic interest of the Adviser. RiskX Investments’ and Manifold Partner’s operations have been funded by Chalice and Grail, and RiskX Investments and the Trust’s Board of Trustees (the “Board”) have received verbal assurances from representatives of Grail that Grail and Chalice intend to continue funding the operations of both RiskX Investments and Manifold Partners.

RiskX Investments also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

RiskX Investments has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. RiskX Investments pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix 360 Distributors, LLC serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank NA, serves as the custodian for the Large Cap Growth Fund, Hillcrest Small Cap Value Fund, JAForlines Global Tactical Allocation Fund, Kansas Tax-Exempt Bond Fund, and Carret Core Plus Fund.

UMB Bank NA serves as the custodian for the International Fund and U.S. Inflation-Protected Fund.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.    Related Party Transactions: (Continued)

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. The Trust has appointed Thaddeus (“Ted”) Leszczynski, principal of CSA, as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets. Mr. Leszczynski is also an employee of RiskX Investments and serves as its Chief Compliance Officer and Secretary of RiskX Investments.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A share assets and Class C share assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets and up to 0.75% of Class C share assets.

During the six months ended April 30, 2017, and as of April 30, 2017, the Funds assessed the full 0.25% of distribution fees for Class A shares assets. As of April 30, 2017, the JAForlines Global Tactical Allocation Fund, Kansas Tax-Exempt Bond Fund, Carret Core Plus Fund, U.S. Inflation-Protected Fund, Large Cap Growth Fund, and Hillcrest Small Cap Value Fund were assessing 0.13%, 0.14%, 0.10%, 0.20%, 0.13% and 0.13%, respectively, of the shareholder services fees.

The Trust, on behalf of the U.S. Inflation-Protected Fund, has adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures to be made by the Fund pursuant to this Plan shall not exceed an annual rate of 0.15% of the average daily value of net assets represented by such shares.

Shareholder services fees on Class A shares of the Funds and Premier Class shares of the U.S. Inflation-Protected Fund paid to RiskX Investments for the six month period ended April 30, 2017 were as follows:

	Class A	Premier Class
Large Cap Growth Fund	$1,165	$	N/A
Hillcrest Small Cap Value Fund	1,918		N/A
JAForlines Global Tactical Allocation Fund	34,653		N/A
International Fund	99		N/A
Kansas Tax-Exempt Bond Fund	7,975		N/A
Carret Core Plus Fund	645		N/A
U.S. Inflation-Protected Fund	14,071		1,389

On January 26, 2017, Navellier & Associates, Inc. submitted its resignation of the American Independence Multi-Manager International Fund. The Fund is now being managed exclusively by Manifold Partners and the Fund’s name was changed to the AI International Fund.

On January 27, 2017, Navellier submitted its resignation of the American Independence Large Cap Growth Fund. Charles McNally of RiskX Investments assumed responsibility for managing the portfolio, and the Fund’s name was subsequently changed to the AI Large Cap Growth Fund.

4.    Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

5.    Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2017 were as follows:

	Purchases	Sales
Large Cap Growth Fund	$6,079,027	$14,063,445
Hillcrest Small Cap Value Fund	2,924,714	3,724,925
JAForlines Global Tactical Allocation Fund	98,387,256	103,360,525
International Fund	52,227,563	62,255,739
Kansas Tax-Exempt Bond Fund	1,395,495	21,998,237
Carret Core Plus Fund	6,760,389	21,500,175

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2017 were as follows:

	Purchases	Sales
Carret Core Plus Fund	$—	$17,665,172
U.S. Inflation-Protected Fund	240,495,049	197,693,102

6.    Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.    Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2013-2016 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of, and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Large Cap Growth Fund	$2,384,632	$119,130	$(27,498)	$91,632
Hillcrest Small Cap Value Fund	5,282,517	761,260	(164,460)	596,800
JAForlines Global Tactical Allocation Fund	101,368,889	6,030,627	(143,200)	5,887,427
International Fund	33,502,837	2,658,917	(658,793)	2,000,124
Kansas Tax-Exempt Bond Fund	170,343,308	7,236,010	(614,407)	6,621,603
Carret Core Plus Fund	48,985,966	554,209	(204,903)	349,306
U.S. Inflation-Protected Fund	300,407,868	1,649,431	(937,666)	711,765

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

7.    Federal Income Tax Information: (Continued)

The tax character of distributions paid during the fiscal years ended October 31, 2016 and 2015 were as follows:

	Large Cap Growth Fund		Hillcrest Small Cap Value Fund
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016
Distributions paid from:
Ordinary Income	$1,177	$—	$—
Net long-term capital gains	—	—	—
Total taxable distributions	1,177	—	—
Tax exempt dividends	—	—	—
Total distributions paid	$1,177	$—	$—

	JAForlines Global Tactical Allocation Fund		International Fund		Kansas Tax-Exempt Bond Fund
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Distributions paid from:
Ordinary Income	$1,234,579	$1,193,334	$737,202	$1,565,657	$308	$—
Net long-term capital gains	—	—	—	2,889,731	—	—
Total taxable distributions	1,234,579	1,193,334	737,202	4,455,388	—	—
Tax exempt dividends	—	—	—	—	5,687,453	6,064,744
Total distributions paid	$1,234,579	$1,193,334	$737,202	$4,455,388	$5,687,761	$6,064,744

	Carret Core Plus Fund		U.S. Inflation-Protected Fund
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Distributions paid from:
Ordinary Income	$2,525,783	$2,832,996	$1,512,953	$254,189
Net long-term capital gains	770,441	163,581	—	—
Total taxable distributions	3,296,224	2,996,577	1,512,953	254,189
Tax exempt dividends	—	—	—	—
Total distributions paid	$3,296,224	$2,996,577	$1,512,953	$254,189

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Growth Fund	Hillcrest Small Cap Value Fund	JAForlines Global Tactical Allocation Fund
Undistributed ordinary income	$—	$5,528	$406,016
Undistributed long-term capital gains	—	—	—
Tax accumulated earnings	—	5,528	406,016
Accumulated capital and other losses	(1,536,870)	(37,370)	(554,837)
Unrealized appreciation (depreciation) on investments	900,470	98,438	784,343
Unrealized appreciation (depreciation) on foreign currency	—	—	—
Total accumulated earnings (deficit)	$(636,400)	$66,596	$635,522

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

7.    Federal Income Tax Information: (Continued)

	International Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund	U.S. Inflation- Protected Fund
Undistributed ordinary income	$777,794	$72,211	$176,311	$1,362,020
Undistributed long-term capital gains	—	—	112,243	—
Tax accumulated earnings	777,794	72,211	288,554	1,362,020
Accumulated capital and other losses	(874,216)	(449,942)	—	(9,081,706)
Unrealized appreciation (depreciation) on investments	924,963	9,872,371	1,407,138	2,790,233
Unrealized appreciation (depreciation) on foreign currency	(12,043)	—	—	—
Total accumulated earnings (deficit)	$816,498	$9,494,640	$1,695,692	$(4,929,453)

As of October 31, 2016, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Large Cap Growth Fund	Hillcrest Small Cap Value Fund	JAForlines Global Tactical Allocation Fund	International Fund	Kansas Tax-Exempt Bond Fund	Carret Core Plus Fund	U.S. Inflation- Protected Fund
For losses expiring October 31,
2018	$—	$—	$—	$—	$48,637	$—	$—
2019	—	—	—	—	303,059	—	—
Not subject to expiration:
Short-term	1,531,334	37,370	54,745	874,216	51,285	—	—
Long-term	—	—	500,092	—	46,961	—	9,081,706
	$1,531,334	$37,370	$554,837	$874,216	$449,942	$—	$9,081,706

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2016, the Multi-Manager International, Kansas Tax-Exempt Bond and U.S. Inflation-Protected Funds utilized $1,261,217, $2,973 and $3,593,900, respectively, of their capital loss carryovers.

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

As of October 31, 2016, the Large Cap Growth Fund had $5,536 of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8.    Financial Futures Contracts:

The U.S. Inflation-Protected Fund entered into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of U.S. Inflation-Protected Fund’s open futures contracts at April 30, 2017 are contained at the end of its Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

9.    Investments in Derivatives:

The U.S. Inflation-Protected Fund made investments in derivative instruments which included futures transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2017. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
U.S. Inflation-Protected Fund	Interest rate	Variation margin on futures contracts	$102,196	Variation margin	$—

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2017. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts(a)	Average Notional Value(a)
U.S. Inflation-Protected Fund	Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized Appreciation (Depreciation) on futures contracts	$623,483	$(399,415)	443	$61,844,628

(a)	Average number of contracts and average notional value is based on the average of quarter end balances for the period April 30, 2016 to April 30, 2017.

10. Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Funds’ custodians have been instructed to segregate all assets on a settled basis. A Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

11. Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

American Independence Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

12. New Accounting Guidance

In October 2016, the Securities and Exchange Commission issued new rules, Investment Company Reporting Modernization, to amend the reporting and disclosure of information by registered investment companies (“RIC”).  The final rules amend Regulation S-X and require standardized, enhanced disclosures, particularly related to derivatives in RIC’s financial statement. The effective date of these amendments is August 1, 2017.  Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statement and related disclosures.

13. Subsequent Events:

Subsequent events occurring after April 30, 2017, have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued.

On May 9, 2017, RiskX Investments entered into a series of transactions pursuant to which RiskX Investments exchanged the intellectual property and other assets acquired in the FolioMetrix Transaction for cancellation of a promissory note and 40,006.26 Non-Voting Common Units of RiskX; also as part of these transactions, Manifold Partners received Non-Voting Common Units of RiskX representing approximately 94% of the economic interest of the Adviser. Consequently, Grail and its related affiliates and subsidiaries (including Manifold Partners) hold approximately 97% of the economic interest in RiskX Investments. Grail, through these holdings and the services of Messrs. Cognetti and Putnam as Directors of RiskX Investments, is deemed to “control” (as defined under the 1940 Act) the Adviser. Effective June 1, 2017, RiskX Investments, LLC, is known as Manifold Fund Advisors, LLC.

Effective June 1, 2017, Fischer Francis Trees & Watts, Inc., the Sub-Adviser of the American Independence U.S. Inflation-Protected Fund, will be known as BNP Paribas Asset Management USA, Inc.

Effective June 1, 2017, BNP Paribas Asset Management USA, Inc. intends to trade and clear inflation-linked swap transactions and establish clearing arrangements with a futures commission merchant, swap execution facility and the requisite clearinghouses on behalf of the American Independence U.S. Inflation-Protected Fund.

American Independence Funds Trust

Additional Fund Information (Unaudited)

Portfolio Summaries

The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2017:

AI Large Cap Growth Fund
Portfolio Diversification	% of Net Assets
Information Technology	35.2%
Consumer Discretionary	17.1
Consumer Staples	13.4
Industrials	10.5
Health Care	10.4
Financials	5.3
Materials	3.1
Energy	0.5
Short-Term Investment	4.2
Total Investments	99.7%
Other assets in excess of liabilities	0.3
Net Assets	100.0%

American Independence Hillcrest Small Cap Value Fund
Portfolio Diversification	% of Net Assets
Financials	27.6%
Industrials	14.0
Real Estate	12.2
Information Technology	11.4
Consumer Discretionary	9.9
Utilities	6.4
Health Care	5.2
Energy	4.9
Materials	4.8
Consumer Staples	1.1
Short-Term Investment	2.7
Total Investments	100.2%
Liabilities in excess of other assets	(0.2)
Net Assets	100.0%

American Independence JAForlines Global Tactical Allocation Fund
Portfolio Diversification	% of Net Assets
U.S. Fixed Income Exchange Traded Products	32.3%
International Equity Exchange Traded Products	29.1
U.S. Equity Exchange Traded Products	20.1
International Fixed Income Exchange Traded Products	11.7
U.S. Alternative Exchange Traded Products	4.9
Short-Term Investment	1.0
Total Investments	99.1%
Other assets in excess of liabilities	0.9
Net Assets	100.0%

AI International Fund
Portfolio Diversification	% of Net Assets
Consumer Discretionary	13.6%
Industrials	12.0
Financials	10.5
Materials	10.0
Information Technology	9.5
Exchange Traded Products	9.5
Health Care	9.4
Consumer Staples	6.2
Energy	6.1
Utilities	5.7
Real Estate	3.5
Telecommunication Services	2.4
Short-Term Investment	1.0
Total Investments	99.4%
Other assets in excess of liabilities	0.6
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

American Independence Kansas Tax-Exempt Bond Fund
Portfolio Diversification	% of Net Assets
Education	25.0%
General Obligation	21.3
Utilities	20.9
Health Care	18.2
Transportation	4.9
Tax Obligation	2.5
Housing	1.9
Other Revenue Bonds	1.6
Short-Term Investment	2.3
Total Investments	98.6%
Other assets in excess of liabilities	1.4
Net Assets	100.0%

American Independence Carret Core Plus Fund
Portfolio Diversification	% of Net Assets
Corporate Bonds	62.3%
U.S. Government Agency Pass-Through Securities	26.8
Collateralized Mortgage Obligations	3.9
U.S. Treasury Obligations	2.6
Commercial Mortgage-Backed Securities	1.6
Mortgage Derivatives – IO STRIPS	0.1
Short-Term Investment	2.0
Total Investments	99.3%
Other assets in excess of liabilities	0.7
Net Assets	100.0%

American Independence U.S. Inflation-Protected Fund
Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	45.4%
U.S. Treasury Inflation-Indexed Bonds	30.5
U.S. Treasury Notes	22.9
Short-Term Investment	0.1
Total Investments	98.9%
Other assets in excess of liabilities	1.1
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2016 at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period* 11/1/2016- 4/30/2017	Expense Ratio During Period**† 11/1/2016- 4/30/2017
AI Large Cap Growth	Institutional Class Shares	$ 1,000.00	$ 1,100.50	$ 5.68	1.09%
Fund	Class A Shares	$ 1,000.00	$ 1,098.40	$ 7.65	1.47%
	Class C Shares	$ 1,000.00	$ 1,094.80	$ 10.86	2.09%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,146.20	$ 6.65	1.25%
Hillcrest Small Cap	Class A Shares	$ 1,000.00	$ 1,144.80	$ 8.67	1.63%
Value Fund	Class C Shares	$ 1,000.00	$ 1,141.80	$ 11.95	2.25%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,061.60	$ 4.86	0.95%
JAForlines Global	Class A Shares	$ 1,000.00	$ 1,059.00	$ 6.79	1.33%
Tactical Allocation Fund	Class C Shares	$ 1,000.00	$ 1,056.30	$ 9.94	1.95%

AI International Fund	Institutional Class Shares	$ 1,000.00	$ 1,085.20	$ 4.91	0.95%
	Class A Shares	$ 1,000.00	$ 1,082.60	$ 7.49	1.45%

American Independence	Institutional Class Shares	$ 1,000.00	$ 997.50	$ 2.38	0.48%
Kansas Tax-Exempt	Class A Shares	$ 1,000.00	$ 995.60	$ 4.30	0.87%
Bond Fund	Class C Shares	$ 1,000.00	$ 992.60	$ 7.31	1.48%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,000.50	$ 2.23	0.45%
Carret Core Plus Fund	Class A Shares	$ 1,000.00	$ 998.90	$ 3.96	0.80%

American Independence	Institutional Class Shares	$ 1,000.00	$ 995.70	$ 1.58	0.32%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 994.70	$ 2.32	0.47%
	Class A Shares	$ 1,000.00	$ 993.20	$ 3.81	0.77%
	Class C Shares	$ 1,000.00	$ 990.10	$ 6.51	1.32%

*
Expenses paid during the period are equal to the annualized net expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period* 11/1/2016- 4/30/2017	Expense Ratio During Period**† 11/1/2016- 4/30/2017
AI Large Cap Growth	Institutional Class Shares	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Fund	Class A Shares	$ 1,000.00	$ 1,017.50	$ 7.35	1.47%
	Class C Shares	$ 1,000.00	$ 1,014.43	$ 10.44	2.09%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Hillcrest Small Cap	Class A Shares	$ 1,000.00	$ 1,016.71	$ 8.15	1.63%
Value Fund	Class C Shares	$ 1,000.00	$ 1,013.64	$ 11.23	2.25%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
JAForlines Global	Class A Shares	$ 1,000.00	$ 1,018.20	$ 6.66	1.33%
Tactical Allocation Fund	Class C Shares	$ 1,000.00	$ 1,015.12	$ 9.74	1.95%

AI International Fund	Institutional Class Shares	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
	Class A Shares	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,022.41	$ 2.41	0.48%
Kansas Tax-Exempt	Class A Shares	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Bond Fund	Class C Shares	$ 1,000.00	$ 1,017.46	$ 7.40	1.48%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Carret Core Plus Fund	Class A Shares	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%

American Independence	Institutional Class Shares	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 1,022.46	$ 2.36	0.47%
	Class A Shares	$ 1,000.00	$ 1,020.98	$ 3.86	0.77%
	Class C Shares	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%

*
Expenses paid during the period are equal to the annualized net expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: June 28, 2017
By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: June 30, 2017